N-4	Apr. 25, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Apr. 25, 2025
Amendment Flag	false
Lincoln Level Advantage Access Indexed Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. This loss will be greater if there is a negative Contract Adjustment based on Interim Values, taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after the 6th anniversary since a Purchase Payment was invested.
●If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
Are There Transaction Charges?	No. The Contract does not impose any transaction charges other than surrender charges.	●Charges and Adjustments
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.11%[1]	1.11%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.31%[1]	1.31%[1]
	Fund Fees and Expenses	0.48%[1]	1.18%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,879	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. This loss will be greater if there is a negative Contract Adjustment based on Interim Values, taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after the 6th anniversary since a Purchase Payment was invested.
●If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No. The Contract does not impose any transaction charges other than surrender charges.	●Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.11%[1]	1.11%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.31%[1]	1.31%[1]
	Fund Fees and Expenses	0.48%[1]	1.18%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,879	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	0.40%
Optional Benefits Footnotes [Text Block]	As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,879	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,879
Highest Annual Cost [Dollars]	$ 3,205
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the VAA portion of this Contract (the
Subaccounts), including loss of principal.
●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the
Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection
Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.
●Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method, if available. A new rate will apply based on the Indexed Segment you select.
If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
●Principal Risks of Investing in the Contract ●Surrender and Withdrawals ●Fee Tables ●Charges and Adjustments
What are the Risks Associated With Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.
●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.
●For the Indexed Accounts, the Crediting Method you select may limit positive
(upside) Index returns. This may result in you earning less than the Index return.
For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Participation Rate, and the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Spread Rate, and the Index return is 20% and the
Spread Rate is 5%, we will credit 15% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes:●The frequency of transfers between Investment Options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable Subaccount.●We reserve the right to remove or substitute any Subaccounts or Indexed Accounts as Investment Options that are available under the Contract.●You are generally restricted to no more than 12 transfers between Investment Options per Contract Year.●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary if the Indexed Account is at the end of the Indexed Term. If you transfer from an Indexed Account to a variable Subaccount and it is not at the end of the Indexed Term, any transfer will be based on the Interim Value of the Indexed Account. If you do not want to remain invested in an Indexed Account until the end of the Indexed Term, your only options are to make withdrawals out of the Indexed Accounts, transfer to a variable Subaccount or surrender the Contract. The amount you would receive or transfer would be based on the Interim Value.●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created, you can only allocate future Purchase Payments or market transfers of Contract Value to the Indexed Accounts one time a year. If you have more than one 3-Year or 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses. Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments, or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio.
Optional Benefit Restrictions [Text Block]	Yes:●i4LIFE® Indexed Advantage:●A minimum level of Contract Value is required to elect.●Only available with Indexed Accounts with 1-year Indexed Terms.●Must be elected at the time of issue or on any Indexed Anniversary Date.●Withdrawals will reduce the Death Benefit.●The Contract will terminate when any Death Benefit is paid due to the death of the Annuitant.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker-dealer, investment adviser, insurance agent, or someone else).●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from Investment Options or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted. TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.  The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of a specified period.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%
1If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Index Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.  The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.18%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.18%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$9,910	$14,918	$19,182	$32,044
1 year	3 years	5 years	10 years
$9,511	$13,725	$17,205	$28,159

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract.Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion. ●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Spread Rate. If the performance of the index is positive, the performance of the Indexed Account will be reduced by the Spread Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable index. The Spread Rate applies for the full term on the Indexed Segment. The Spread Rate may be higher for Contracts with the Guarantee of Principal Death Benefit. Spread Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Spread Rates may differ from the Spread Rates used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of funds currently available under the Contract. More information about the funds is available in the prospec-tuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%[2]	10.68%	10.19%	10.33%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	12.42%	10.20%	9.65%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. More information about the funds is available in the prospec-tuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%[2]	10.68%	10.19%	10.33%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	12.42%	10.20%	9.65%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln Level Advantage Access Indexed Variable Annuity | MarketRiskMember
Prospectus:
Principal Risk [Text Block]	Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Lincoln Level Advantage Access Indexed Variable Annuity | EarlyWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.
Lincoln Level Advantage Access Indexed Variable Annuity | IndexedAccountRiskMember
Prospectus:
Principal Risk [Text Block]	Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion. ●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Lincoln Level Advantage Access Indexed Variable Annuity | RisksAssociatedwithCreditingMethodsandProtectionMethodsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Spread Rate. If the performance of the index is positive, the performance of the Indexed Account will be reduced by the Spread Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable index. The Spread Rate applies for the full term on the Indexed Segment. The Spread Rate may be higher for Contracts with the Guarantee of Principal Death Benefit. Spread Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Spread Rates may differ from the Spread Rates used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Lincoln Level Advantage Access Indexed Variable Annuity | RisksofInvestingintheSubaccountsMember
Prospectus:
Principal Risk [Text Block]	Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.
Lincoln Level Advantage Access Indexed Variable Annuity | ContractChangesRiskMember
Prospectus:
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.
Lincoln Level Advantage Access Indexed Variable Annuity | CybersecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Lincoln Level Advantage Access Indexed Variable Annuity | AdditionalPurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Lincoln Level Advantage Access Indexed Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Yes:●You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Lincoln Level Advantage Access Indexed Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Lincoln Level Advantage Access Indexed Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.●For the Indexed Accounts, the Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Participation Rate, and the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Spread Rate, and the Index return is 20% and the Spread Rate is 5%, we will credit 15% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Lincoln Level Advantage Access Indexed Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.
Lincoln Level Advantage Access Indexed Variable Annuity | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Lincoln Level Advantage Access Indexed Variable Annuity | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	31.29%
Average Annual Total Returns, 5 Years [Percent]	18.53%
Average Annual Total Returns, 10 Years [Percent]	16.29%
Lincoln Level Advantage Access Indexed Variable Annuity | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Lincoln Level Advantage Access Indexed Variable Annuity | FirstTrustCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.41%
Lincoln Level Advantage Access Indexed Variable Annuity | FirstTrustDowJonesDividendIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.01%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Lincoln Level Advantage Access Indexed Variable Annuity | FranklinRisingDividendsVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 4
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.68%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Lincoln Level Advantage Access Indexed Variable Annuity | InvescoVIEquallyWeightedSP500FundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Lincoln Level Advantage Access Indexed Variable Annuity | LVIPBlackRockGlobalAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Lincoln Level Advantage Access Indexed Variable Annuity | LVIPGovernmentMoneyMarketFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	1.33%
Lincoln Level Advantage Access Indexed Variable Annuity | LVIPJPMorganCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	1.46%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
Lincoln Level Advantage Access Indexed Variable Annuity | LVIPMFSValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.57%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Lincoln Level Advantage Access Indexed Variable Annuity | LVIPPIMCOLowDurationBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Lincoln Level Advantage Access Indexed Variable Annuity | LVIPSSGAInternationalIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	2.97%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Lincoln Level Advantage Access Indexed Variable Annuity | LVIPSSGASP500IndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	13.96%
Average Annual Total Returns, 10 Years [Percent]	12.56%
Lincoln Level Advantage Access Indexed Variable Annuity | LVIPSSGASmallCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Lincoln Level Advantage Access Indexed Variable Annuity | AccountValueDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.11%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.11%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.10%
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000.
Lincoln Level Advantage Access Indexed Variable Annuity | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available for the portion of Contract Value held in the Indexed Accounts.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. Portfolio rebalancing is not available for the portion of Contract Value held in the Indexed Accounts. We reserve the right to discontinue any or all of these administrative services at any time.
Lincoln Level Advantage Access Indexed Variable Annuity | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available when i4LIFE® Indexed Advantage is in effect.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. Withdrawals from Indexed Accounts will be at Interim Value. See Charges and Adjustments — Surrender Charge and Indexed Accounts – Interim Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is not available when i4LIFE® Indexed Advantage is in effect.
Lincoln Level Advantage Access Indexed Variable Annuity | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.31%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.31%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,511
Surrender Expense, 3 Years, Maximum [Dollars]	13,725
Surrender Expense, 5 Years, Maximum [Dollars]	17,205
Surrender Expense, 10 Years, Maximum [Dollars]	28,159
Annuitized Expense, 1 Year, Maximum [Dollars]	2,511
Annuitized Expense, 3 Years, Maximum [Dollars]	7,725
Annuitized Expense, 5 Years, Maximum [Dollars]	13,205
Annuitized Expense, 10 Years, Maximum [Dollars]	28,159
No Surrender Expense, 1 Year, Maximum [Dollars]	2,511
No Surrender Expense, 3 Years, Maximum [Dollars]	7,725
No Surrender Expense, 5 Years, Maximum [Dollars]	13,205
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,159
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by all withdrawals in the same proportion that withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Lincoln Level Advantage Access Indexed Variable Annuity | i4LIFEIndexedAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,910
Surrender Expense, 3 Years, Maximum [Dollars]	14,918
Surrender Expense, 5 Years, Maximum [Dollars]	19,182
Surrender Expense, 10 Years, Maximum [Dollars]	32,044
Annuitized Expense, 1 Year, Maximum [Dollars]	2,910
Annuitized Expense, 3 Years, Maximum [Dollars]	8,918
Annuitized Expense, 5 Years, Maximum [Dollars]	15,182
Annuitized Expense, 10 Years, Maximum [Dollars]	32,044
No Surrender Expense, 1 Year, Maximum [Dollars]	2,910
No Surrender Expense, 3 Years, Maximum [Dollars]	8,918
No Surrender Expense, 5 Years, Maximum [Dollars]	15,182
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,044
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic income payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Lincoln Level Advantage Access Indexed Variable Annuity | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Indexed Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Indexed Advantage – i4LIFE® Indexed Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay the Account Value Death Benefit to the designated Beneficiary(s) unless the Guarantee of Principal Death Benefit is in effect. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in the variable Subaccounts according to the allocations on the Contract. If no variable Subaccounts are selected, the proceeds will be placed in the LVIP PIMCO Low Duration Bond Fund Subaccount. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Lincoln Level Advantage Access Indexed Variable Annuity | i4LIFEAdvantageMember
Prospectus:
Operation of Benefit [Text Block]	i4LIFE® Indexed Advantage i4LIFE® Indexed Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information on how the charge is calculated. i4LIFE® Indexed Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Indexed Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Indexed Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. When you elect i4LIFE® Indexed Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Indexed Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Indexed Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Indexed Advantage election. Only Indexed Accounts with 1-Year Indexed Terms are available. If you elect i4LIFE® Indexed Advantage while you are currently allocated to an Indexed Account with an Indexed Term greater than one year, the funds allocated to the Indexed Account(s) will be transferred to the LVIP PIMCO Low Duration Bond Fund at Interim Value unless you provide instructions otherwise. Additionally, once i4LIFE® Indexed Advantage is in effect, any automatic withdrawal service will terminate. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted at any time for a nonqualified annuity contract. Availability. i4LIFE® Indexed Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of contract application or on any subsequent Indexed Anniversary Date by sending a written request to our Home Office. i4LIFE® Indexed Advantage is not available if another Annuity Payout option is in effect. i4LIFE® Indexed Advantage is the only Annuity Payout option available for the Indexed Accounts. If you have not established an Indexed Anniversary Date, your i4LIFE® Indexed Advantage Rider Date can be any Valuation Date. i4LIFE® Indexed Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). i4LIFE® Indexed Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Indexed Advantage must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Indexed Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions. Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Indexed Advantage. The current Access Period requirements are outlined in the following chart:
Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 90, based on the youngest covered life if joint life is elected	The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts.
You may also choose any period of time between the minimum Access Period and maximum Access Period. Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Periodic Income Payments for your life. Currently, changes to the Access Period can only be made on Rider Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Indexed Advantage contracts in order to keep the Periodic Income Payments in compliance with federal tax law for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the i4LIFE® Indexed Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Indexed Account(s), variable subaccount(s), and Periodic Income Payment Account, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) and the Account Value will be reduced to zero. Periodic Income Payments during the Access Period. i4LIFE® Indexed Advantage provides for Periodic Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. Periodic Income Payments must begin within one year of the date you elect i4LIFE® Indexed Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE® Indexed Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly. Periodic Income Payments are not subject to any applicable surrender charges. For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters. The initial, annual Periodic Income Payment amount is calculated as of the date the rider is elected (Rider Date). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. This amount is then transferred to the Periodic Income Payment Account to be paid out based on the payment frequency you selected. The annuity factor is based upon: ●the age and sex of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the 3% Assumed Interest Rate (AIR); and ●the Individual Annuity Mortality table. The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $445.60 per month ($5,347.20 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $385.56 per month ($4,626.72 annually). The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%. For IRA i4LIFE® Indexed Advantage contracts, if at any time A is greater than the sum of B and C and no additional withdrawals were made, we will distribute an additional payment, calculated and withdrawn on the Rider Date anniversary, equal to A – (B + C) where, A = the RMD amount for the calendar year for this Contract, as determined by us in accordance with the Internal Revenue Code, B = the sum of Periodic Income Payment paid in the calendar year immediately prior to the Rider Year anniversary, and C = the sum of the Periodic Income Payment to be paid from the Rider Year anniversary to the end of the calendar year. This additional payment will be deducted and distributed within 7 days following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations. Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated on the next Rider Date anniversary using the reduced Account Value. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Indexed Advantage will terminate. Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account and Subaccount on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The result for each variable Subaccount is converted to Annuity Units. Subsequent Periodic Income Payments are calculated on the Rider Date anniversary and are equal to the sum of each Periodic Income Payment as calculated for each individual allocation. Subsequent Periodic Income Payments for the variable Subaccounts are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts and Subaccounts. Your Periodic Income Payments will vary based on the value of your Annuity Units and the performance of your Indexed Segment(s). Your payment(s) will not be affected by market performance during that year. The Contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis or a combination of both as you specify. The Indexed Accounts are not available as Annuity Payout options. Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Account Value performance. Periodic Income Payment Account. The Periodic Income Payment Account is designated to hold an amount equal to the annual Periodic Income Payments during the Access Period only. On the Rider Date and each Rider Date anniversary thereafter, we will transfer Account Value equal to the annual amount of the Periodic Income Payment valued as of that date to the Periodic Income Payment Account. Amounts transferred to the Periodic Income Payment Account will no longer participate in the variable Subaccounts or Indexed Segment(s). The Periodic Income Payment Account is a non-interest bearing account. The Account Value will be transferred proportionately from the variable Subaccounts, and the Indexed Segment(s) in which you are allocated. Transfers of Account Value to the Periodic Income Payment Account may reduce the value in the Subaccounts to zero. Periodic Income Payments will first be deducted from the Periodic Income Payment Account. Only after the Periodic Income Payment Account has been exhausted will any amounts be deducted proportionally from the Variable Subaccounts and lastly proportionally from the Indexed Segment(s). The Periodic Income Payment Account is not available for allocations or transfers; unless there are any remaining amounts in the Periodic Income Payment Account on the Rider Anniversary after the Periodic Income Payment has been made for the prior Rider Year.i4LIFE® Indexed Advantage Death Benefit The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Indexed Advantage Rider Date and during the Access Period only and will be adjusted as follows: Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction. If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim. If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of the Periodic Income Payments and other withdrawals where: ●Periodic Income Payments and any additional Required Minimum Distribution payments reduce the Death Benefit by the dollar amount of the payment; and ●All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Indexed Advantage. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
Guarantee of Principal Death Benefit	$200,000
i4LIFE® Indexed Advantage Periodic Income Payment	$25,000
Additional withdrawal	$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal	$150,000
Death Benefit value after i4LIFE® Indexed Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500 The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid. General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Indexed Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Indexed Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.Transfers. During the Access Period and subject to the provisions of Transfers On Or Before The Annuity Commencement Date, the following transfers are permitted at any time: (a) transfers between the variable Subaccounts or (b) transfers from the Indexed Accounts to the variable Subaccounts. Transfers between the Indexed Accounts and from the variable Subaccounts to the Indexed Accounts are only permitted on a Rider Date anniversary. After the Access Period and subject to the provisions of Transfers After the Annuity Commencement Date, transfers between the variable Subaccounts are permitted at any time. The following transfers are only permitted on the Rider Date anniversary: (a) transfers from the variable Subaccounts to the Indexed Accounts; (b) transfers between the Indexed Accounts; and (c) transfers from the variable Subaccounts and/or Indexed Accounts to a fixed level payment. Transfers from the Indexed Account(s) to the Subaccounts or from the fixed level payment to Indexed Account(s) or Subaccounts are not permitted. Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments. Withdrawals cannot be taken from the Periodic Income Payment Account. Withdrawals will be taken proportionately from the Subaccounts first and then proportionately from the Indexed Accounts. Any withdrawal that reduces the Subaccounts and Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value. Any remaining Account Value in the Periodic Income Payment Account will be paid out in a lump sum with the withdrawal, and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Termination. For IRA contracts, you may terminate i4LIFE® Indexed Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Rider Date anniversary after we receive the notice. Upon termination, the i4LIFE® Indexed Advantage charge will end. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Indexed Advantage. For nonqualified contracts, you may not terminate i4LIFE® Indexed Advantage once you have elected it without terminating the entire Contract.
Lincoln Level Advantage Access Indexed Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment.
This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract
Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death
Benefit payments prior to the End Date of an Indexed Term.
●Charges and Adjustments
Are There Transaction Charges?	No. The Contract does not impose any transaction charges.	●Charges and Adjustments ●Federal Tax Matters – Payment of Investment Advisory Fees
Ongoing Fees and Expenses (annual charges)
Yes: Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. These charges do not reflect any advisory fees paid to a financial intermediary from Contract
Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.10%[1]	0.10%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.30%[1]	0.30%[1]
	Fund Fees and Expenses	0.48%[1]	1.18%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1 As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2 As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $966	Highest Annual Cost: $2,201
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment.
This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract
Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death
Benefit payments prior to the End Date of an Indexed Term.
●Charges and Adjustments

Transaction Charges [Text Block]
Are There Transaction Charges?	No. The Contract does not impose any transaction charges.	●Charges and Adjustments ●Federal Tax Matters – Payment of Investment Advisory Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
Yes: Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. These charges do not reflect any advisory fees paid to a financial intermediary from Contract
Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.10%[1]	0.10%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.30%[1]	0.30%[1]
	Fund Fees and Expenses	0.48%[1]	1.18%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1 As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2 As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $966	Highest Annual Cost: $2,201
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	0.40%
Optional Benefits Footnotes [Text Block]	As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $966	Highest Annual Cost: $2,201
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Lowest Annual Cost [Dollars]	$ 966
Highest Annual Cost [Dollars]	$ 2,201
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the VAA portion of this Contract (the
Subaccounts), including loss of principal.
●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the
Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to
75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.
●Withdrawals taken prior to the end of an Indexed Term may result in a negative
Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term. Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method, if available. A new rate will apply based on the Indexed Segment you select.
If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
●Principal Risks of Investing in the Contract ●Surrender and Withdrawals ●Fee Tables ●Charges and Adjustments
What are the Risks Associated With Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.
●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.
●For the Indexed Accounts, the Crediting Method you select may limit positive
(upside) Index returns. This may result in you earning less than the Index return. For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	●The frequency of transfers between Investment Options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable Subaccount.●We reserve the right to remove or substitute any Subaccounts or Indexed Accounts as Investment Options that are available under the Contract.●You are generally restricted to no more than 12 transfers between Investment Options per Contract Year.●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary if the Indexed Account is at the end of the Indexed Term. If you transfer from an Indexed Account to a variable Subaccount and it is not at the end of the Indexed Term, any transfer will be based on the Interim Value of the Indexed Account. If you do not want to remain invested in an Indexed Account until the end of the Indexed Term, your only options are to make withdrawals out of the Indexed Accounts, transfer to a variable Subaccount or surrender the Contract. The amount you would receive or transfer would be based on the Interim Value.●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created you can only allocate future Purchase Payments or market transfers of Contract Value to the Indexed Accounts one time a year. If you have more than one 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses. Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. We reserve the right, within the law to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both at any time in our sole discretion. In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio.●If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Optional Benefit Restrictions [Text Block]	●i4LIFE® Indexed Advantage:●A minimum level of Contract Value is required to elect.●Only available with Indexed Accounts with 1-year Indexed Terms.●Must be elected at the time of issue or on any Indexed Anniversary Date.●Withdrawals will reduce the Death Benefit.●The Contract will terminate when any Death Benefit is paid due to the death of the Annuitant.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from Investment Options or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted. TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of a specified period.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%
1If you make any withdrawals (including advisory fees), surrender or terminate your Contract, reallocate Contract Value from an Index Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	0.10%
Guarantee of Principal Death Benefit	0.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 0.10% after the Annuity Commencement Date. This charge is not applied against Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a Contract purchased on and after August 21, 2023. The Guaranteed of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.  The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.18%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 0.10% after the Annuity Commencement Date. This charge is not applied against Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a Contract purchased on and after August 21, 2023. The Guaranteed of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply. [2]Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.18%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract.Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Withdrawals include the deduction of advisory fees paid from your Contract Value. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to a negative Interim Value adjustment, federal and state income taxes, and a 10% federal penalty tax.Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●0.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect. ●The deduction of advisory fees will impact your Contract Value.
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states or
through all broker-dealers.
●The deduction of advisory fees from
Contract Value may reduce , and may be
subject to federal and state income taxes
and a 10% federal penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●0.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●0.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect. ●The deduction of advisory fees will impact your Contract Value.
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states or
through all broker-dealers.
●The deduction of advisory fees from
Contract Value may reduce , and may be
subject to federal and state income taxes
and a 10% federal penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●0.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of funds currently available under the Contract. More information about the funds is available in the prospec-tuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%[2]	10.68%	10.19%	10.33%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	12.42%	10.20%	9.65%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. More information about the funds is available in the prospec-tuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%[2]	10.68%	10.19%	10.33%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	12.42%	10.20%	9.65%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | MarketRiskMember
Prospectus:
Principal Risk [Text Block]	Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | EarlyWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Withdrawals include the deduction of advisory fees paid from your Contract Value. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | IndexedAccountRiskMember
Prospectus:
Principal Risk [Text Block]	Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | RisksAssociatedwithCreditingMethodsandProtectionMethodsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | RisksofInvestingintheSubaccountsMember
Prospectus:
Principal Risk [Text Block]	Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | ContractChangesRiskMember
Prospectus:
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | CybersecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | AdditionalPurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | DeductionofAdvisoryFeeRiskMember
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to a negative Interim Value adjustment, federal and state income taxes, and a 10% federal penalty tax.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	●You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term. Withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.●For the Indexed Accounts, the Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	31.29%
Average Annual Total Returns, 5 Years [Percent]	18.53%
Average Annual Total Returns, 10 Years [Percent]	16.29%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | FirstTrustCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.41%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | FirstTrustDowJonesDividendIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.01%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | FranklinRisingDividendsVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 4
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.68%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | InvescoVIEquallyWeightedSP500FundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | LVIPBlackRockGlobalAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | LVIPGovernmentMoneyMarketFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	1.33%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | LVIPJPMorganCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	1.46%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | LVIPMFSValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.57%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | LVIPPIMCOLowDurationBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | LVIPSSGAInternationalIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	2.97%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | LVIPSSGASP500IndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	13.96%
Average Annual Total Returns, 10 Years [Percent]	12.56%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | LVIPSSGASmallCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | AccountValueDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.10%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.10%
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.10%
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit (for contracts purchased on and after August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000. Once you have elected the Account Value Death Benefit, the Death Benefit cannot be changed. Account Value Death Benefit (for contracts purchased prior to August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. The Account Value Death Benefit was not available for election at the time your contract was issued and will become effective only in the event all Contractowners and Annuitants are changed. Once you have the Account Value Death Benefit, the Death Benefit cannot be changed. Advisory fee withdrawals will always reduce the Contract Value on a dollar-for-dollar basis. For example, assume a Contract Value of $10,000, and a deduction of $100 is made for the advisory fee. The amount of your Contract Value is reduced to $9,900.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available for the portion of Contract Value held in the Indexed Accounts.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. Portfolio rebalancing is not available for the portion of Contract Value held in the Indexed Accounts. We reserve the right to discontinue any or all of these administrative services at any time.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available when i4LIFE® Indexed Advantage is in effect.●The deduction of advisory fees will impact your Contract Value.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals from Indexed Accounts will be at Interim Value. See Indexed Accounts – Interim Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is not available when i4LIFE® Indexed Advantage is in effect.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.30%
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,506
Surrender Expense, 3 Years, Maximum [Dollars]	4,679
Surrender Expense, 5 Years, Maximum [Dollars]	8,079
Surrender Expense, 10 Years, Maximum [Dollars]	17,683
Annuitized Expense, 1 Year, Maximum [Dollars]	1,506
Annuitized Expense, 3 Years, Maximum [Dollars]	4,679
Annuitized Expense, 5 Years, Maximum [Dollars]	8,079
Annuitized Expense, 10 Years, Maximum [Dollars]	17,683
No Surrender Expense, 1 Year, Maximum [Dollars]	1,506
No Surrender Expense, 3 Years, Maximum [Dollars]	4,679
No Surrender Expense, 5 Years, Maximum [Dollars]	8,079
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 17,683
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by all withdrawals in the same proportion that withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. Subject to state and broker-dealer approval, annual advisory fee withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual advisory fee withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the advisory fee withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantee.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | i4LIFEIndexedAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,909
Surrender Expense, 3 Years, Maximum [Dollars]	5,908
Surrender Expense, 5 Years, Maximum [Dollars]	10,160
Surrender Expense, 10 Years, Maximum [Dollars]	22,008
Annuitized Expense, 1 Year, Maximum [Dollars]	1,909
Annuitized Expense, 3 Years, Maximum [Dollars]	5,908
Annuitized Expense, 5 Years, Maximum [Dollars]	10,160
Annuitized Expense, 10 Years, Maximum [Dollars]	22,008
No Surrender Expense, 1 Year, Maximum [Dollars]	1,909
No Surrender Expense, 3 Years, Maximum [Dollars]	5,908
No Surrender Expense, 5 Years, Maximum [Dollars]	10,160
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,008
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic income payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Indexed Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Indexed Advantage – i4LIFE® Indexed Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay the Account Value Death Benefit to the designated Beneficiary(s) unless the Guarantee of Principal Death Benefit is in effect. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in the variable Subaccounts according to the allocations on the Contract. If no variable Subaccounts are selected, the proceeds will be placed in the LVIP PIMCO Low Duration Bond Fund Subaccount. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | i4LIFEAdvantageMember
Prospectus:
Operation of Benefit [Text Block]	i4LIFE® Indexed Advantage i4LIFE® Indexed Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information on how the charge is calculated. i4LIFE® Indexed Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Indexed Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Indexed Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. When you elect i4LIFE® Indexed Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Indexed Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Indexed Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Indexed Advantage election. Only Indexed Accounts with 1-Year Indexed Terms are available. If you elect i4LIFE® Indexed Advantage while you are currently allocated to an Indexed Account with an Indexed Term greater than one year, the funds allocated to the Indexed Account(s) will be transferred to the LVIP PIMCO Low Duration Bond Fund at Interim Value unless you provide instructions otherwise. Additionally, once i4LIFE® Indexed Advantage is in effect, any automatic withdrawal service will terminate. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted at any time for a nonqualified annuity contract. Availability. i4LIFE® Indexed Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of contract application or on any subsequent Indexed Anniversary Date by sending a written request to our Home Office. i4LIFE® Indexed Advantage is not available if another Annuity Payout option is in effect. i4LIFE® Indexed Advantage is the only Annuity Payout option available for the Indexed Accounts. If you have not established an Indexed Anniversary Date, your i4LIFE® Indexed Advantage Rider Date can be any Valuation Date. i4LIFE® Indexed Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your financial professional regarding availability with SEP market). i4LIFE® Indexed Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Indexed Advantage must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Indexed Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions. Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Indexed Advantage. The current Access Period requirements are outlined in the following chart:
Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 90, based on the youngest covered life if joint life is elected	The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts.
You may also choose any period of time between the minimum Access Period and maximum Access Period. Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Periodic Income Payments for your life. Currently, changes to the Access Period can only be made on Rider Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Indexed Advantage contracts in order to keep the Periodic Income Payments in compliance with federal tax law for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the i4LIFE® Indexed Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Indexed Account(s), variable subaccount(s), and Periodic Income Payment Account, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) and the Account Value will be reduced to zero. Periodic Income Payments during the Access Period. i4LIFE® Indexed Advantage provides for Periodic Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. Periodic Income Payments must begin within one year of the date you elect i4LIFE® Indexed Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE® Indexed Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly. For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters. The initial, annual Periodic Income Payment amount is calculated as of the date the rider is elected (Rider Date). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. This amount is then transferred to the Periodic Income Payment Account to be paid out based on the payment frequency you selected. The annuity factor is based upon: ●the age and sex of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the 3% Assumed Interest Rate (AIR); and ●the Individual Annuity Mortality table. The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $445.60 per month ($5,347.20 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $385.56 per month ($4,626.72 annually). The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%. For IRA i4LIFE® Indexed Advantage contracts, if at any time A is greater than the sum of B and C and no additional withdrawals were made, we will distribute an additional payment, calculated and withdrawn on the Rider Date anniversary, equal to A – (B + C) where, A = the RMD amount for the calendar year for this Contract, as determined by us in accordance with the Internal Revenue Code, B = the sum of Periodic Income Payment paid in the calendar year immediately prior to the Rider Year anniversary, and C = the sum of the Periodic Income Payment to be paid from the Rider Year anniversary to the end of the calendar year. This additional payment will be deducted and distributed within 7 days following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations. Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated on the next Rider Date anniversary using the reduced Account Value. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Indexed Advantage will terminate. Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account and Subaccount on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The result for each variable Subaccount is converted to Annuity Units. Subsequent Periodic Income Payments are calculated on the Rider Date anniversary and are equal to the sum of each Periodic Income Payment as calculated for each individual allocation. Subsequent Periodic Income Payments for the variable Subaccounts are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts and Subaccounts. Your Periodic Income Payments will vary based on the value of your Annuity Units and the performance of your Indexed Segment(s). Your payment(s) will not be affected by market performance during that year. The Contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis or a combination of both as you specify. The Indexed Accounts are not available as Annuity Payout options. Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Account Value performance. Periodic Income Payment Account. The Periodic Income Payment Account is designated to hold an amount equal to the annual Periodic Income Payments during the Access Period only. On the Rider Date and each Rider Date anniversary thereafter, we will transfer Account Value equal to the annual amount of the Periodic Income Payment valued as of that date to the Periodic Income Payment Account. Amounts transferred to the Periodic Income Payment Account will no longer participate in the variable Subaccounts or Indexed Segment(s). The Periodic Income Payment Account is a non-interest bearing account. The Account Value will be transferred proportionately from the variable Subaccounts, and the Indexed Segment(s) in which you are allocated. Transfers of Account Value to the Periodic Income Payment Account may reduce the value in the Subaccounts to zero. Periodic Income Payments will first be deducted from the Periodic Income Payment Account. Only after the Periodic Income Payment Account has been exhausted will any amounts be deducted proportionally from the Variable Subaccounts and lastly proportionally from the Indexed Segment(s). The Periodic Income Payment Account is not available for allocations or transfers; unless there are any remaining amounts in the Periodic Income Payment Account on the Rider Anniversary after the Periodic Income Payment has been made for the prior Rider Year.i4LIFE® Indexed Advantage Death Benefit The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Indexed Advantage Rider Date and during the Access Period only and will be adjusted as follows: Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction. If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim. If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of the Periodic Income Payments and other withdrawals where: ●Periodic Income Payments and any additional Required Minimum Distribution payments reduce the Death Benefit by the dollar amount of the payment; and ●All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Indexed Advantage. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. Subject to state and broker-dealer approval, annual advisory fee withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual advisory fee withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the advisory fee withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantee. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
Guarantee of Principal Death Benefit	$200,000
i4LIFE® Indexed Advantage Periodic Income Payment	$25,000
Additional withdrawal	$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal	$150,000
Death Benefit value after i4LIFE® Indexed Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500 The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid. General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Indexed Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Indexed Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.Transfers. During the Access Period and subject to the provisions of Transfers On Or Before The Annuity Commencement Date, the following transfers are permitted at any time: (a) transfers between the variable Subaccounts or (b) transfers from the Indexed Accounts to the variable Subaccounts. Transfers between the Indexed Accounts and from the variable Subaccounts to the Indexed Accounts are only permitted on a Rider Date anniversary. After the Access Period and subject to the provisions of Transfers After the Annuity Commencement Date, transfers between the variable Subaccounts are permitted at any time. The following transfers are only permitted on the Rider Date anniversary: (a) transfers from the variable Subaccounts to the Indexed Accounts; (b) transfers between the Indexed Accounts; and (c) transfers from the variable Subaccounts and/or Indexed Accounts to a fixed level payment. Transfers from the Indexed Account(s) to the Subaccounts or from the fixed level payment to Indexed Account(s) or Subaccounts are not permitted. Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments. Withdrawals cannot be taken from the Periodic Income Payment Account. Withdrawals will be taken proportionately from the Subaccounts first and then proportionately from the Indexed Accounts. Any withdrawal that reduces the Subaccounts and Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value. Any remaining Account Value in the Periodic Income Payment Account will be paid out in a lump sum with the withdrawal, and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. Termination. For IRA contracts, you may terminate i4LIFE® Indexed Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Rider Date anniversary after we receive the notice. Upon termination, the i4LIFE® Indexed Advantage charge will end. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Indexed Advantage. For nonqualified contracts, you may not terminate i4LIFE® Indexed Advantage once you have elected it without terminating the entire Contract.
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | AdvisoryFeeWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Purpose of Benefit [Text Block]	Allows you to take withdrawals from your Contract to pay the advisory fees.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●May not be available in all states or through all broker-dealers. ●The deduction of advisory fees from Contract Value may reduce , and may be subject to federal and state income taxes and a 10% federal penalty tax.
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Lincoln Level Advantage Advisory Class Indexed Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment.
This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract
Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death
Benefit payments prior to the End Date of an Indexed Term.
●Charges and Adjustments
Are There Transaction Charges?	No. The Contract does not impose any transaction charges.	●Charges and Adjustments ●Federal Tax Matters – Payment of Investment Advisory Fees
Ongoing Fees and Expenses (annual charges)
Yes: Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. These charges do not reflect any advisory fees paid to a financial intermediary from Contract
Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.10%[1]	0.10%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.30%[1]	0.30%[1]
	Fund Fees and Expenses	0.65%[1]	0.65%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1 As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2 As a percentage of average Account Value in the Subaccount and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $931	Highest Annual Cost: $1,624
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccount only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccount only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment.
This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract
Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death
Benefit payments prior to the End Date of an Indexed Term.
●Charges and Adjustments

Transaction Charges [Text Block]
Are There Transaction Charges?	No. The Contract does not impose any transaction charges.	●Charges and Adjustments ●Federal Tax Matters – Payment of Investment Advisory Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
Yes: Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. These charges do not reflect any advisory fees paid to a financial intermediary from Contract
Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.10%[1]	0.10%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.30%[1]	0.30%[1]
	Fund Fees and Expenses	0.65%[1]	0.65%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1 As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2 As a percentage of average Account Value in the Subaccount and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $931	Highest Annual Cost: $1,624
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccount only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccount only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
Investment Options (of Other Amount) Minimum [Percent]	0.65%
Investment Options (of Other Amount) Maximum [Percent]	0.65%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	0.40%
Optional Benefits Footnotes [Text Block]	As a percentage of average Account Value in the Subaccount and the Indexed Accounts.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $931	Highest Annual Cost: $1,624
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccount only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccount only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Lowest Annual Cost [Dollars]	$ 931
Highest Annual Cost [Dollars]	$ 1,624
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the VAA portion of this Contract (the
Subaccount), including loss of principal.
●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the
Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection
Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.
●Withdrawals taken prior to the end of an Indexed Term may result in a negative
Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method, if available. A new rate will apply based on the Indexed Segment you select.
If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP Government Money Market Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
●Principal Risks of Investing in the Contract ●Surrender and Withdrawals ●Fee Tables ●Charges and Adjustments
What are the Risks Associated With Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.
●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.
●For the Indexed Accounts, the Crediting Method you select may limit positive
(upside) Index returns. This may result in you earning less than the Index return. For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Participation Rate, and the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	●The frequency of transfers between Investment Options is restricted. There are also restrictions on the minimum amount that may be transferred from the variable Subaccount.●We reserve the right to remove or substitute any Subaccount or Indexed Accounts as Investment Options that are available under the Contract.●You are generally restricted to no more than 12 transfers between Investment Options per Contract Year.●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary if the Indexed Account is at the end of the Indexed Term. If you transfer from an Indexed Account to a variable Subaccount and it is not at the end of the Indexed Term, any transfer will be based on the Interim Value of the Indexed Account. If you do not want to remain invested in an Indexed Account until the end of the Indexed Term, your only options are to make withdrawals out of the Indexed Accounts, transfer to a variable Subaccount or surrender the Contract. The amount you would receive or transfer would be based on the Interim Value.●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created, you can only allocate future Purchase Payments or market transfers of Contract Value to the Indexed Accounts one time a year. If you have more than one 3-Year or 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses. Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both at any time in our sole discretion. In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio.●If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Optional Benefit Restrictions [Text Block]	●i4LIFE® Indexed Advantage:●A minimum level of Contract Value is required to elect. ●Only available with Indexed Accounts with 1-year Indexed Terms.●Must be elected at the time of issue or on any Indexed Anniversary Date.●Withdrawals will reduce the Death Benefit.●The Contract will terminate when any Death Benefit is paid due to the death of the Annuitant.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from Investment Options or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted. TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of a specified period.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%
1If you make any withdrawals (including advisory fees), surrender or terminate your Contract, reallocate Contract Value from an Index Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero. The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccount)[1,2]
Account Value Death Benefit	0.10%
Guarantee of Principal Death Benefit	0.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 0.10% after the Annuity Commencement Date. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.  The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.65%	0.65%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.65%	0.65%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccount)[1,2]
Account Value Death Benefit	0.10%
Guarantee of Principal Death Benefit	0.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 0.10% after the Annuity Commencement Date. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 0.10% after the Annuity Commencement Date. [2]Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.65%	0.65%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.65%	0.65%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.65%
Portfolio Company Expenses Maximum [Percent]	0.65%
Portfolio Company Expenses, Footnotes [Text Block]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$1,374	$4,276	$7,393	$16,237
1 year	3 years	5 years	10 years
$969	$3,027	$5,254	$11,662

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,374	$4,276	$7,393	$16,237
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$969	$3,027	$5,254	$11,662

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,374	$4,276	$7,393	$16,237
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$969	$3,027	$5,254	$11,662

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract.Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Withdrawals include the deduction of advisory fees paid from your Contract Value. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to a negative Interim Value adjustment, federal and state income taxes, and a 10% federal penalty tax.Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP Government Money Market Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performancefor multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries. Risks of Investing in the Subaccount You take all the investment risk on the Contract Value and the retirement income for amounts placed into the Subaccount, which invests in a corresponding underlying fund. If the Subaccount makes money, your Contract Value goes up; if it loses money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccount. The dollar amount of the charge for certain optional Death Benefits may increase as your Contract Value increases. Your receipt of a Death Benefit over and above the amounts invested in the VAA is based on the claims paying ability and credit worthiness of Lincoln Life. The fund has reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund. Annuity Payouts will fluctuate with the performance of the Subaccount.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●0.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect. ●The deduction of advisory fees will impact your Contract Value.
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states or
through all broker-dealers.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●0.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●0.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect. ●The deduction of advisory fees will impact your Contract Value.
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states or
through all broker-dealers.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●0.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of fund currently available under the Contract. More information about the fund is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Prospectuses Available [Text Block]	The following is a list of fund currently available under the Contract. More information about the fund is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | MarketRiskMember
Prospectus:
Principal Risk [Text Block]	Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | EarlyWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Withdrawals include the deduction of advisory fees paid from your Contract Value. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | IndexedAccountRiskMember
Prospectus:
Principal Risk [Text Block]	Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP Government Money Market Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | RisksAssociatedwithCreditingMethodsandProtectionMethodsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performancefor multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | RisksofInvestingintheSubaccountsMember
Prospectus:
Principal Risk [Text Block]	Risks of Investing in the Subaccount You take all the investment risk on the Contract Value and the retirement income for amounts placed into the Subaccount, which invests in a corresponding underlying fund. If the Subaccount makes money, your Contract Value goes up; if it loses money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccount. The dollar amount of the charge for certain optional Death Benefits may increase as your Contract Value increases. Your receipt of a Death Benefit over and above the amounts invested in the VAA is based on the claims paying ability and credit worthiness of Lincoln Life. The fund has reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund. Annuity Payouts will fluctuate with the performance of the Subaccount.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | ContractChangesRiskMember
Prospectus:
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | CybersecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | AdditionalPurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | DeductionofAdvisoryFeeRiskMember
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to a negative Interim Value adjustment, federal and state income taxes, and a 10% federal penalty tax.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	●You can lose money by investing in the VAA portion of this Contract (the Subaccount), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP Government Money Market Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.●For the Indexed Accounts, the Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Participation Rate, and the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | LVIPGovernmentMoneyMarketFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	1.33%
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | AccountValueDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.10%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.10%
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.10%
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000. Advisory fee withdrawals will always reduce the Contract Value on a dollar-for-dollar basis. For example, assume a Contract Value of $10,000, and a deduction of $100 is made for the advisory fee. The amount of your Contract Value is reduced to $9,900.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available for the portion of Contract Value held in the Indexed Accounts.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. Portfolio rebalancing is not available for the portion of Contract Value held in the Indexed Accounts. We reserve the right to discontinue any or all of these administrative services at any time.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available when i4LIFE® Indexed Advantage is in effect.●The deduction of advisory fees will impact your Contract Value.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals from Indexed Accounts will be at Interim Value. See Indexed Accounts – Interim Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is not available when i4LIFE® Indexed Advantage is in effect.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.30%
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 969
Surrender Expense, 3 Years, Maximum [Dollars]	3,027
Surrender Expense, 5 Years, Maximum [Dollars]	5,254
Surrender Expense, 10 Years, Maximum [Dollars]	11,662
Annuitized Expense, 1 Year, Maximum [Dollars]	969
Annuitized Expense, 3 Years, Maximum [Dollars]	3,027
Annuitized Expense, 5 Years, Maximum [Dollars]	5,254
Annuitized Expense, 10 Years, Maximum [Dollars]	11,662
No Surrender Expense, 1 Year, Maximum [Dollars]	969
No Surrender Expense, 3 Years, Maximum [Dollars]	3,027
No Surrender Expense, 5 Years, Maximum [Dollars]	5,254
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 11,662
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by all withdrawals in the same proportion that withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. Subject to state and broker-dealer approval, annual advisory fee withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual advisory fee withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the advisory fee withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantee.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | i4LIFEIndexedAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,374
Surrender Expense, 3 Years, Maximum [Dollars]	4,276
Surrender Expense, 5 Years, Maximum [Dollars]	7,393
Surrender Expense, 10 Years, Maximum [Dollars]	16,237
Annuitized Expense, 1 Year, Maximum [Dollars]	1,374
Annuitized Expense, 3 Years, Maximum [Dollars]	4,276
Annuitized Expense, 5 Years, Maximum [Dollars]	7,393
Annuitized Expense, 10 Years, Maximum [Dollars]	16,237
No Surrender Expense, 1 Year, Maximum [Dollars]	1,374
No Surrender Expense, 3 Years, Maximum [Dollars]	4,276
No Surrender Expense, 5 Years, Maximum [Dollars]	7,393
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 16,237
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic income payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Indexed Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Indexed Advantage – i4LIFE® Indexed Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay the Account Value Death Benefit to the designated Beneficiary(s) unless the Guarantee of Principal Death Benefit is in effect. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in the variable Subaccounts according to the allocations on the Contract. If no variable Subaccounts are selected, the proceeds will be placed in the LVIP Government Money Market Fund Subaccount. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | i4LIFEAdvantageMember
Prospectus:
Operation of Benefit [Text Block]	i4LIFE® Indexed Advantage i4LIFE® Indexed Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information on how the charge is calculated. i4LIFE® Indexed Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Indexed Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Indexed Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. When you elect i4LIFE® Indexed Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Indexed Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Indexed Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Indexed Advantage election. Only Indexed Accounts with 1-Year Indexed Terms are available. If you elect i4LIFE® Indexed Advantage while you are currently allocated to an Indexed Account with an Indexed Term greater than one year, the funds allocated to the Indexed Account(s) will be transferred to the LVIP Government Money Market Fund at Interim Value unless you provide instructions otherwise. Additionally, once i4LIFE® Indexed Advantage is in effect, any automatic withdrawal service will terminate. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted at any time for a nonqualified annuity contract. Availability. i4LIFE® Indexed Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of contract application or on any subsequent Indexed Anniversary Date by sending a written request to our Home Office. i4LIFE® Indexed Advantage is not available if another Annuity Payout option is in effect. i4LIFE® Indexed Advantage is the only Annuity Payout option available for the Indexed Accounts. If you have not established an Indexed Anniversary Date, your i4LIFE® Indexed Advantage Rider Date can be any Valuation Date. i4LIFE® Indexed Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your financial professional regarding availability with SEP market). i4LIFE® Indexed Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Indexed Advantage must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Indexed Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions. Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Indexed Advantage. The current Access Period requirements are outlined in the following chart:
Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 90, based on the youngest covered life if joint life is elected	The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts.
You may also choose any period of time between the minimum Access Period and maximum Access Period. Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Periodic Income Payments for your life. Currently, changes to the Access Period can only be made on Rider Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Indexed Advantage contracts in order to keep the Periodic Income Payments in compliance with federal tax law for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the i4LIFE® Indexed Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Indexed Account(s), variable subaccount(s), and Periodic Income Payment Account, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) and the Account Value will be reduced to zero. Periodic Income Payments during the Access Period. i4LIFE® Indexed Advantage provides for Periodic Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. Periodic Income Payments must begin within one year of the date you elect i4LIFE® Indexed Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE® Indexed Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly. For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters. The initial, annual Periodic Income Payment amount is calculated as of the date the rider is elected (Rider Date). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. This amount is then transferred to the Periodic Income Payment Account to be paid out based on the payment frequency you selected. The annuity factor is based upon: ●the age and sex of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the 3% Assumed Interest Rate (AIR); and ●the Individual Annuity Mortality table. The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $445.60 per month ($5,347.20 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $385.56 per month ($4,626.72 annually). The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%. For IRA i4LIFE® Indexed Advantage contracts, if at any time A is greater than the sum of B and C and no additional withdrawals were made, we will distribute an additional payment, calculated and withdrawn on the Rider Date anniversary, equal to A – (B + C) where, A = the RMD amount for the calendar year for this Contract, as determined by us in accordance with the Internal Revenue Code, B = the sum of Periodic Income Payment paid in the calendar year immediately prior to the Rider Year anniversary, and C = the sum of the Periodic Income Payment to be paid from the Rider Year anniversary to the end of the calendar year. This additional payment will be deducted and distributed within 7 days following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations. Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated on the next Rider Date anniversary using the reduced Account Value. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Indexed Advantage will terminate. Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account and Subaccount on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The result for each variable Subaccount is converted to Annuity Units. Subsequent Periodic Income Payments are calculated on the Rider Date anniversary and are equal to the sum of each Periodic Income Payment as calculated for each individual allocation. Subsequent Periodic Income Payments for the variable Subaccounts are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts and Subaccounts. Your Periodic Income Payments will vary based on the value of your Annuity Units and the performance of your Indexed Segment(s). Your payment(s) will not be affected by market performance during that year. The Contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The Indexed Accounts are not available as Annuity Payout options. Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Account Value performance. Periodic Income Payment Account. The Periodic Income Payment Account is designated to hold an amount equal to the annual Periodic Income Payments during the Access Period only. On the Rider Date and each Rider Date anniversary thereafter, we will transfer Account Value equal to the annual amount of the Periodic Income Payment valued as of that date to the Periodic Income Payment Account. Amounts transferred to the Periodic Income Payment Account will no longer participate in the variable Subaccounts or Indexed Segment(s). The Periodic Income Payment Account is a non-interest bearing account. The Account Value will be transferred proportionately from the variable Subaccounts, and the Indexed Segment(s) in which you are allocated. Transfers of Account Value to the Periodic Income Payment Account may reduce the value in the Subaccounts to zero. Periodic Income Payments will first be deducted from the Periodic Income Payment Account. Only after the Periodic Income Payment Account has been exhausted will any amounts be deducted proportionally from the Variable Subaccounts and lastly proportionally from the Indexed Segment(s). The Periodic Income Payment Account is not available for allocations or transfers; unless there are any remaining amounts in the Periodic Income Payment Account on the Rider Anniversary after the Periodic Income Payment has been made for the prior Rider Year.i4LIFE® Indexed Advantage Death Benefit The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Indexed Advantage Rider Date and during the Access Period only and will be adjusted as follows: Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction. If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim. If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of the Periodic Income Payments and other withdrawals where: ●Periodic Income Payments and any additional Required Minimum Distribution payments reduce the Death Benefit by the dollar amount of the payment; and ●All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Indexed Advantage. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. Subject to state and broker-dealer approval, annual advisory fee withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual advisory fee withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the advisory fee withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantee. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
Guarantee of Principal Death Benefit	$200,000
i4LIFE® Indexed Advantage Periodic Income Payment	$25,000
Additional withdrawal	$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal	$150,000
Death Benefit value after i4LIFE® Indexed Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500 The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid. General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Indexed Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Indexed Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.Transfers. During the Access Period and subject to the provisions of Transfers On Or Before The Annuity Commencement Date, the following transfers are permitted at any time: (a) transfers between the variable Subaccounts or (b) transfers from the Indexed Accounts to the variable Subaccounts. Transfers between the Indexed Accounts and from the variable Subaccounts to the Indexed Accounts are only permitted on a Rider Date anniversary. After the Access Period and subject to the provisions of Transfers After the Annuity Commencement Date, transfers between the variable Subaccounts are permitted at any time. The following transfers are only permitted on the Rider Date anniversary: (a) transfers from the variable Subaccounts to the Indexed Accounts; (b) transfers between the Indexed Accounts; and (c) transfers from the variable Subaccounts and/or Indexed Accounts to a fixed level payment. Transfers from the Indexed Account(s) to the Subaccounts or from the fixed level payment to Indexed Account(s) or Subaccounts are not permitted. Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments. Withdrawals cannot be taken from the Periodic Income Payment Account. Withdrawals will be taken proportionately from the Subaccounts first and then proportionately from the Indexed Accounts. Any withdrawal that reduces the Subaccounts and Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value. Any remaining Account Value in the Periodic Income Payment Account will be paid out in a lump sum with the withdrawal, and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. Termination. For IRA contracts, you may terminate i4LIFE® Indexed Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Rider Date anniversary after we receive the notice. Upon termination, the i4LIFE® Indexed Advantage charge will end. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Indexed Advantage. For nonqualified contracts, you may not terminate i4LIFE® Indexed Advantage once you have elected it without terminating the entire Contract.
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | AdvisoryFeeWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Purpose of Benefit [Text Block]	Allows you to take withdrawals from your Contract to pay the advisory fees.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●May not be available in all states or through all broker-dealers. ●The deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits (unless the requirements listed above are met), and may be subject to federal and state income taxes and a 10% federal penalty tax.
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Lincoln Level Advantage Design Advisory Indexed Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Lincoln Level Advantage Advisory Indexed Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment.
This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract
Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death
Benefit payments prior to the End Date of an Indexed Term.
●Charges and Adjustments
Are There Transaction Charges?	No. The Contract does not impose any transaction charges.	●Charges and Adjustments ●Federal Tax Matters – Payment of Investment Advisory Fees
Ongoing Fees and Expenses (annual charges)
Yes: Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. These charges do not reflect any advisory fees paid to a financial intermediary from Contract
Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.10%[1]	0.10%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.30%[1]	0.30%[1]
	Fund Fees and Expenses	0.48%[1]	1.18%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1 As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2 As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $726	Highest Annual Cost: $2,201
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment.
This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract
Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death
Benefit payments prior to the End Date of an Indexed Term.
●Charges and Adjustments

Transaction Charges [Text Block]
Are There Transaction Charges?	No. The Contract does not impose any transaction charges.	●Charges and Adjustments ●Federal Tax Matters – Payment of Investment Advisory Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
Yes: Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. These charges do not reflect any advisory fees paid to a financial intermediary from Contract
Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.10%[1]	0.10%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.30%[1]	0.30%[1]
	Fund Fees and Expenses	0.48%[1]	1.18%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1 As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2 As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $726	Highest Annual Cost: $2,201
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	0.40%
Optional Benefits Footnotes [Text Block]	As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $726	Highest Annual Cost: $2,201
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Lowest Annual Cost [Dollars]	$ 726
Highest Annual Cost [Dollars]	$ 2,201
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the VAA portion of this Contract (the
Subaccounts), including loss of principal.
●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the
Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection
Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.
●Withdrawals taken prior to the end of an Indexed Term may result in a negative
Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method, if available. A new rate will apply based on the Indexed Segment you select.
If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
●Principal Risks of Investing in the Contract ●Surrender and Withdrawals ●Fee Tables ●Charges and Adjustments
What are the Risks Associated With Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.
●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.
●For the Indexed Accounts, the Crediting Method you select may limit positive
(upside) Index returns. This may result in you earning less than the Index return. For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Participation Rate, and the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	●The frequency of transfers between Investment Options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable Subaccount.●We reserve the right to remove or substitute any Subaccounts or Indexed Accounts as Investment Options that are available under the Contract.●You are generally restricted to no more than 12 transfers between Investment Options per Contract Year.●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary if the Indexed Account is at the end of the Indexed Term. If you transfer from an Indexed Account to a variable Subaccount and it is not at the end of the Indexed Term, any transfer will be based on the Interim Value of the Indexed Account. If you do not want to remain invested in an Indexed Account until the end of the Indexed Term, your only options are to make withdrawals out of the Indexed Accounts, transfer to a variable Subaccount or surrender the Contract. The amount you would receive or transfer would be based on the Interim Value.●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created, you can only allocate future Purchase Payments or market transfers of Contract Value to the Indexed Accounts one time a year. If you have more than one 3-Year or 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses. Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both at any time in our sole discretion. In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio.●If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Optional Benefit Restrictions [Text Block]	●i4LIFE® Indexed Advantage:●A minimum level of Contract Value is required to elect. ●Only available with Indexed Accounts with 1-year Indexed Terms.●Must be elected at the time of issue or on any Indexed Anniversary Date.●Withdrawals will reduce the Death Benefit.●The Contract will terminate when any Death Benefit is paid due to the death of the Annuitant.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from Investment Options or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted. TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of a specified period.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%
1If you make any withdrawals (including advisory fees), surrender or terminate your Contract, reallocate Contract Value from an Index Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	0.10%
Guarantee of Principal Death Benefit	0.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 0.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.  The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.18%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	0.10%
Guarantee of Principal Death Benefit	0.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 0.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 0.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.18%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract.Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks.If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Withdrawals include the deduction of advisory fees paid from your Contract Value. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to a negative Interim Value adjustment, federal and state income taxes, and a 10% federal penalty tax.Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performancefor multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●0.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect. ●The deduction of advisory fees will impact your Contract Value.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states or
through all broker-dealers.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●0.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●0.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect. ●The deduction of advisory fees will impact your Contract Value.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states or
through all broker-dealers.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●0.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of funds currently available under the Contract. More information about the funds is available in the prospec-tuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%[2]	10.68%	10.19%	10.33%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	12.42%	10.20%	9.65%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. More information about the funds is available in the prospec-tuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%[2]	10.68%	10.19%	10.33%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	12.42%	10.20%	9.65%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln Level Advantage Advisory Indexed Variable Annuity | MarketRiskMember
Prospectus:
Principal Risk [Text Block]	Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Lincoln Level Advantage Advisory Indexed Variable Annuity | EarlyWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks.If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Withdrawals include the deduction of advisory fees paid from your Contract Value. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.
Lincoln Level Advantage Advisory Indexed Variable Annuity | IndexedAccountRiskMember
Prospectus:
Principal Risk [Text Block]	Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Lincoln Level Advantage Advisory Indexed Variable Annuity | RisksAssociatedwithCreditingMethodsandProtectionMethodsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performancefor multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Lincoln Level Advantage Advisory Indexed Variable Annuity | RisksofInvestingintheSubaccountsMember
Prospectus:
Principal Risk [Text Block]	Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.
Lincoln Level Advantage Advisory Indexed Variable Annuity | ContractChangesRiskMember
Prospectus:
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.
Lincoln Level Advantage Advisory Indexed Variable Annuity | CybersecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Lincoln Level Advantage Advisory Indexed Variable Annuity | AdditionalPurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Lincoln Level Advantage Advisory Indexed Variable Annuity | DeductionofAdvisoryFeeRiskMember
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to a negative Interim Value adjustment, federal and state income taxes, and a 10% federal penalty tax.
Lincoln Level Advantage Advisory Indexed Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	●You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Lincoln Level Advantage Advisory Indexed Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Lincoln Level Advantage Advisory Indexed Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.●For the Indexed Accounts, the Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Participation Rate, and the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Lincoln Level Advantage Advisory Indexed Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.
Lincoln Level Advantage Advisory Indexed Variable Annuity | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Lincoln Level Advantage Advisory Indexed Variable Annuity | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	31.29%
Average Annual Total Returns, 5 Years [Percent]	18.53%
Average Annual Total Returns, 10 Years [Percent]	16.29%
Lincoln Level Advantage Advisory Indexed Variable Annuity | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Lincoln Level Advantage Advisory Indexed Variable Annuity | FirstTrustCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.41%
Lincoln Level Advantage Advisory Indexed Variable Annuity | FirstTrustDowJonesDividendIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.01%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Lincoln Level Advantage Advisory Indexed Variable Annuity | FranklinRisingDividendsVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 4
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.68%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Lincoln Level Advantage Advisory Indexed Variable Annuity | InvescoVIEquallyWeightedSP500FundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Lincoln Level Advantage Advisory Indexed Variable Annuity | LVIPBlackRockGlobalAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Lincoln Level Advantage Advisory Indexed Variable Annuity | LVIPGovernmentMoneyMarketFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	1.33%
Lincoln Level Advantage Advisory Indexed Variable Annuity | LVIPJPMorganCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	1.46%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
Lincoln Level Advantage Advisory Indexed Variable Annuity | LVIPMFSValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.57%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Lincoln Level Advantage Advisory Indexed Variable Annuity | LVIPPIMCOLowDurationBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Lincoln Level Advantage Advisory Indexed Variable Annuity | LVIPSSGAInternationalIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	2.97%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Lincoln Level Advantage Advisory Indexed Variable Annuity | LVIPSSGASP500IndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	13.96%
Average Annual Total Returns, 10 Years [Percent]	12.56%
Lincoln Level Advantage Advisory Indexed Variable Annuity | LVIPSSGASmallCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Lincoln Level Advantage Advisory Indexed Variable Annuity | AccountValueDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.10%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.10%
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.10%
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000. Advisory fee withdrawals will always reduce the Contract Value on a dollar-for-dollar basis. For example, assume a Contract Value of $10,000, and a deduction of $100 is made for the advisory fee. The amount of your Contract Value is reduced to $9,900.
Lincoln Level Advantage Advisory Indexed Variable Annuity | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available for the portion of Contract Value held in the Indexed Accounts.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. Portfolio rebalancing is not available for the portion of Contract Value held in the Indexed Accounts. We reserve the right to discontinue any or all of these administrative services at any time.
Lincoln Level Advantage Advisory Indexed Variable Annuity | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available when i4LIFE® Indexed Advantage is in effect.●The deduction of advisory fees will impact your Contract Value.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals from Indexed Accounts will be at Interim Value. See Indexed Accounts – Interim Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is not available when i4LIFE® Indexed Advantage is in effect.
Lincoln Level Advantage Advisory Indexed Variable Annuity | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.30%
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,506
Surrender Expense, 3 Years, Maximum [Dollars]	4,679
Surrender Expense, 5 Years, Maximum [Dollars]	8,079
Surrender Expense, 10 Years, Maximum [Dollars]	17,683
Annuitized Expense, 1 Year, Maximum [Dollars]	1,506
Annuitized Expense, 3 Years, Maximum [Dollars]	4,679
Annuitized Expense, 5 Years, Maximum [Dollars]	8,079
Annuitized Expense, 10 Years, Maximum [Dollars]	17,683
No Surrender Expense, 1 Year, Maximum [Dollars]	1,506
No Surrender Expense, 3 Years, Maximum [Dollars]	4,679
No Surrender Expense, 5 Years, Maximum [Dollars]	8,079
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 17,683
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by all withdrawals in the same proportion that withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. Subject to state and broker-dealer approval, annual advisory fee withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual advisory fee withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the advisory fee withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantee.
Lincoln Level Advantage Advisory Indexed Variable Annuity | i4LIFEIndexedAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,909
Surrender Expense, 3 Years, Maximum [Dollars]	5,908
Surrender Expense, 5 Years, Maximum [Dollars]	10,160
Surrender Expense, 10 Years, Maximum [Dollars]	22,008
Annuitized Expense, 1 Year, Maximum [Dollars]	1,909
Annuitized Expense, 3 Years, Maximum [Dollars]	5,908
Annuitized Expense, 5 Years, Maximum [Dollars]	10,160
Annuitized Expense, 10 Years, Maximum [Dollars]	22,008
No Surrender Expense, 1 Year, Maximum [Dollars]	1,909
No Surrender Expense, 3 Years, Maximum [Dollars]	5,908
No Surrender Expense, 5 Years, Maximum [Dollars]	10,160
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,008
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic income payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Lincoln Level Advantage Advisory Indexed Variable Annuity | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Indexed Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Indexed Advantage – i4LIFE® Indexed Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay the Account Value Death Benefit to the designated Beneficiary(s) unless the Guarantee of Principal Death Benefit is in effect. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in the variable Subaccounts according to the allocations on the Contract. If no variable Subaccounts are selected, the proceeds will be placed in the LVIP PIMCO Low Duration Bond Fund Subaccount. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Lincoln Level Advantage Advisory Indexed Variable Annuity | i4LIFEAdvantageMember
Prospectus:
Operation of Benefit [Text Block]	i4LIFE® Indexed Advantage i4LIFE® Indexed Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information on how the charge is calculated. i4LIFE® Indexed Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Indexed Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Indexed Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. When you elect i4LIFE® Indexed Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Indexed Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Indexed Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Indexed Advantage election. Only Indexed Accounts with 1-Year Indexed Terms are available. If you elect i4LIFE® Indexed Advantage while you are currently allocated to an Indexed Account with an Indexed Term greater than one year, the funds allocated to the Indexed Account(s) will be transferred to the LVIP PIMCO Low Duration Bond Fund at Interim Value unless you provide instructions otherwise. Additionally, once i4LIFE® Indexed Advantage is in effect, any automatic withdrawal service will terminate. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted at any time for a nonqualified annuity contract. Availability. i4LIFE® Indexed Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of contract application or on any subsequent Indexed Anniversary Date by sending a written request to our Home Office. i4LIFE® Indexed Advantage is not available if another Annuity Payout option is in effect. i4LIFE® Indexed Advantage is the only Annuity Payout option available for the Indexed Accounts. If you have not established an Indexed Anniversary Date, your i4LIFE® Indexed Advantage Rider Date can be any Valuation Date. i4LIFE® Indexed Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your financial professional regarding availability with SEP market). i4LIFE® Indexed Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Indexed Advantage must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Indexed Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions. Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Indexed Advantage. The current Access Period requirements are outlined in the following chart:
Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 90, based on the youngest covered life if joint life is elected	The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts.
You may also choose any period of time between the minimum Access Period and maximum Access Period. Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Periodic Income Payments for your life. Currently, changes to the Access Period can only be made on Rider Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Indexed Advantage contracts in order to keep the Periodic Income Payments in compliance with federal tax law for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the i4LIFE® Indexed Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Indexed Account(s), variable subaccount(s), and Periodic Income Payment Account, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) and the Account Value will be reduced to zero. Periodic Income Payments during the Access Period. i4LIFE® Indexed Advantage provides for Periodic Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. Periodic Income Payments must begin within one year of the date you elect i4LIFE® Indexed Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE® Indexed Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly. For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters. The initial, annual Periodic Income Payment amount is calculated as of the date the rider is elected (Rider Date). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. This amount is then transferred to the Periodic Income Payment Account to be paid out based on the payment frequency you selected. The annuity factor is based upon: ●the age and sex of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the 3% Assumed Interest Rate (AIR); and ●the Individual Annuity Mortality table. The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $445.60 per month ($5,347.20 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $385.56 per month ($4,626.72 annually). The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%. For IRA i4LIFE® Indexed Advantage contracts, if at any time A is greater than the sum of B and C and no additional withdrawals were made, we will distribute an additional payment, calculated and withdrawn on the Rider Date anniversary, equal to A – (B + C) where, A = the RMD amount for the calendar year for this Contract, as determined by us in accordance with the Internal Revenue Code, B = the sum of Periodic Income Payment paid in the calendar year immediately prior to the Rider Year anniversary, and C = the sum of the Periodic Income Payment to be paid from the Rider Year anniversary to the end of the calendar year. This additional payment will be deducted and distributed within 7 days following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations. Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated on the next Rider Date anniversary using the reduced Account Value. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Indexed Advantage will terminate. Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account and Subaccount on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The result for each variable Subaccount is converted to Annuity Units. Subsequent Periodic Income Payments are calculated on the Rider Date anniversary and are equal to the sum of each Periodic Income Payment as calculated for each individual allocation. Subsequent Periodic Income Payments for the variable Subaccounts are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts and Subaccounts. Your Periodic Income Payments will vary based on the value of your Annuity Units and the performance of your Indexed Segment(s). Your payment(s) will not be affected by market performance during that year. The Contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis or a combination of both as you specify. The Indexed Accounts are not available as Annuity Payout options. Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Account Value performance. Periodic Income Payment Account. The Periodic Income Payment Account is designated to hold an amount equal to the annual Periodic Income Payments during the Access Period only. On the Rider Date and each Rider Date anniversary thereafter, we will transfer Account Value equal to the annual amount of the Periodic Income Payment valued as of that date to the Periodic Income Payment Account. Amounts transferred to the Periodic Income Payment Account will no longer participate in the variable Subaccounts or Indexed Segment(s). The Periodic Income Payment Account is a non-interest bearing account. The Account Value will be transferred proportionately from the variable Subaccounts, and the Indexed Segment(s) in which you are allocated. Transfers of Account Value to the Periodic Income Payment Account may reduce the value in the Subaccounts to zero. Periodic Income Payments will first be deducted from the Periodic Income Payment Account. Only after the Periodic Income Payment Account has been exhausted will any amounts be deducted proportionally from the Variable Subaccounts and lastly proportionally from the Indexed Segment(s). The Periodic Income Payment Account is not available for allocations or transfers; unless there are any remaining amounts in the Periodic Income Payment Account on the Rider Anniversary after the Periodic Income Payment has been made for the prior Rider Year.i4LIFE® Indexed Advantage Death Benefit The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Indexed Advantage Rider Date and during the Access Period only and will be adjusted as follows: Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction. If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim. If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of the Periodic Income Payments and other withdrawals where: ●Periodic Income Payments and any additional Required Minimum Distribution payments reduce the Death Benefit by the dollar amount of the payment; and ●All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Indexed Advantage. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. Subject to state and broker-dealer approval, annual advisory fee withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual advisory fee withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the advisory fee withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantee. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
Guarantee of Principal Death Benefit	$200,000
i4LIFE® Indexed Advantage Periodic Income Payment	$25,000
Additional withdrawal	$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal	$150,000
Death Benefit value after i4LIFE® Indexed Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500 The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid. General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Indexed Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Indexed Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.Transfers. During the Access Period and subject to the provisions of Transfers On Or Before The Annuity Commencement Date, the following transfers are permitted at any time: (a) transfers between the variable Subaccounts or (b) transfers from the Indexed Accounts to the variable Subaccounts. Transfers between the Indexed Accounts and from the variable Subaccounts to the Indexed Accounts are only permitted on a Rider Date anniversary. After the Access Period and subject to the provisions of Transfers After the Annuity Commencement Date, transfers between the variable Subaccounts are permitted at any time. The following transfers are only permitted on the Rider Date anniversary: (a) transfers from the variable Subaccounts to the Indexed Accounts; (b) transfers between the Indexed Accounts; and (c) transfers from the variable Subaccounts and/or Indexed Accounts to a fixed level payment. Transfers from the Indexed Account(s) to the Subaccounts or from the fixed level payment to Indexed Account(s) or Subaccounts are not permitted. Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments. Withdrawals cannot be taken from the Periodic Income Payment Account. Withdrawals will be taken proportionately from the Subaccounts first and then proportionately from the Indexed Accounts. Any withdrawal that reduces the Subaccounts and Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value. Any remaining Account Value in the Periodic Income Payment Account will be paid out in a lump sum with the withdrawal, and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. Termination. For IRA contracts, you may terminate i4LIFE® Indexed Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Rider Date anniversary after we receive the notice. Upon termination, the i4LIFE® Indexed Advantage charge will end. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Indexed Advantage. For nonqualified contracts, you may not terminate i4LIFE® Indexed Advantage once you have elected it without terminating the entire Contract.
Lincoln Level Advantage Advisory Indexed Variable Annuity | AdvisoryFeeWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Purpose of Benefit [Text Block]	Allows you to take withdrawals from your Contract to pay the advisory fees.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●May not be available in all states or through all broker-dealers. ●The deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits (unless the requirements listed above are met), and may be subject to federal and state income taxes and a 10% federal penalty tax.
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Lincoln Level Advantage Advisory Indexed Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Lincoln Level Advantage B-Share Indexed Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
●A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. This loss will be greater if there is a negative Contract Adjustment based on Interim Values, taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after the 6th anniversary since a Purchase Payment was invested.
●If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
Are There Transaction Charges?	No. The Contract does not impose any transaction charges other than surrender charges.	●Charges and Adjustments
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.10%[1]	1.10%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.30%[1]	1.30%[1]
	Fund Fees and Expenses	0.48%[1]	1.18%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,879	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
●A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. This loss will be greater if there is a negative Contract Adjustment based on Interim Values, taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after the 6th anniversary since a Purchase Payment was invested.
●If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No. The Contract does not impose any transaction charges other than surrender charges.	●Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.10%[1]	1.10%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.30%[1]	1.30%[1]
	Fund Fees and Expenses	0.48%[1]	1.18%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,879	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	0.40%
Optional Benefits Footnotes [Text Block]	As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,879	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,879
Highest Annual Cost [Dollars]	$ 3,205
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the VAA portion of this Contract (the
Subaccounts), including loss of principal.
●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the
Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection
Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.
●Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method, if available. A new rate will apply based on the Indexed Segment you select.
If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
●Principal Risks of Investing in the Contract ●Surrender and Withdrawals ●Fee Tables ●Charges and Adjustments
What are the Risks Associated With Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.
●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.
●For the Indexed Accounts, the Crediting Method you select may limit positive
(upside) Index returns. This may result in you earning less than the Index return.
For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Participation Rate, and the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Spread Rate, and the Index return is 20% and the
Spread Rate is 5%, we will credit 15% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes:●The frequency of transfers between Investment Options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable Subaccount.●We reserve the right to remove or substitute any Subaccounts or Indexed Accounts as Investment Options that are available under the Contract.●You are generally restricted to no more than 12 transfers between Investment Options per Contract Year.●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary if the Indexed Account is at the end of the Indexed Term. If you transfer from an Indexed Account to a variable Subaccount and it is not at the end of the Indexed Term, any transfer will be based on the Interim Value of the Indexed Account. If you do not want to remain invested in an Indexed Account until the end of the Indexed Term, your only options are to make withdrawals out of the Indexed Accounts, transfer to a variable Subaccount or surrender the Contract. The amount you would receive or transfer would be based on the Interim Value.●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created, you can only allocate future Purchase Payments or market transfers of Contract Value to the Indexed Accounts one time a year. If you have more than one 3-Year or 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses. Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments, or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio.
Optional Benefit Restrictions [Text Block]	Yes:●i4LIFE® Indexed Advantage:●A minimum level of Contract Value is required to elect.●Only available with Indexed Accounts with 1-year Indexed Terms.●Must be elected at the time of issue or on any Indexed Anniversary Date.●Withdrawals will reduce the Death Benefit.●The Contract will terminate when any Death Benefit is paid due to the death of the Annuitant.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker-dealer, investment adviser, insurance agent, or someone else).●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from Investment Options or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted. TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.  The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of a specified period.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%
1If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Index Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.  The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.18%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.18%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$9,910	$14,918	$19,182	$32,044
1 year	3 years	5 years	10 years
$9,511	$13,725	$17,205	$28,159

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract.Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion. ●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Spread Rate. If the performance of the index is positive, the performance of the Indexed Account will be reduced by the Spread Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable index. The Spread Rate applies for the full term on the Indexed Segment. The Spread Rate may be higher for Contracts with the Guarantee of Principal Death Benefit. Spread Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Spread Rates may differ from the Spread Rates used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of funds currently available under the Contract. More information about the funds is available in the prospec-tuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%[2]	10.68%	10.19%	10.33%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	12.42%	10.20%	9.65%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. More information about the funds is available in the prospec-tuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%[2]	10.68%	10.19%	10.33%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	12.42%	10.20%	9.65%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln Level Advantage B-Share Indexed Variable Annuity | MarketRiskMember
Prospectus:
Principal Risk [Text Block]	Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Lincoln Level Advantage B-Share Indexed Variable Annuity | EarlyWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.
Lincoln Level Advantage B-Share Indexed Variable Annuity | IndexedAccountRiskMember
Prospectus:
Principal Risk [Text Block]	Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion. ●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Lincoln Level Advantage B-Share Indexed Variable Annuity | RisksAssociatedwithCreditingMethodsandProtectionMethodsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Spread Rate. If the performance of the index is positive, the performance of the Indexed Account will be reduced by the Spread Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable index. The Spread Rate applies for the full term on the Indexed Segment. The Spread Rate may be higher for Contracts with the Guarantee of Principal Death Benefit. Spread Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Spread Rates may differ from the Spread Rates used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Lincoln Level Advantage B-Share Indexed Variable Annuity | RisksofInvestingintheSubaccountsMember
Prospectus:
Principal Risk [Text Block]	Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.
Lincoln Level Advantage B-Share Indexed Variable Annuity | ContractChangesRiskMember
Prospectus:
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.
Lincoln Level Advantage B-Share Indexed Variable Annuity | CybersecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Lincoln Level Advantage B-Share Indexed Variable Annuity | AdditionalPurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Lincoln Level Advantage B-Share Indexed Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Yes:●You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Lincoln Level Advantage B-Share Indexed Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Lincoln Level Advantage B-Share Indexed Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.●For the Indexed Accounts, the Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Participation Rate, and the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Spread Rate, and the Index return is 20% and the Spread Rate is 5%, we will credit 15% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Lincoln Level Advantage B-Share Indexed Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.
Lincoln Level Advantage B-Share Indexed Variable Annuity | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Lincoln Level Advantage B-Share Indexed Variable Annuity | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	31.29%
Average Annual Total Returns, 5 Years [Percent]	18.53%
Average Annual Total Returns, 10 Years [Percent]	16.29%
Lincoln Level Advantage B-Share Indexed Variable Annuity | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Lincoln Level Advantage B-Share Indexed Variable Annuity | FirstTrustCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.41%
Lincoln Level Advantage B-Share Indexed Variable Annuity | FirstTrustDowJonesDividendIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.01%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Lincoln Level Advantage B-Share Indexed Variable Annuity | FranklinRisingDividendsVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 4
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.68%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Lincoln Level Advantage B-Share Indexed Variable Annuity | InvescoVIEquallyWeightedSP500FundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Lincoln Level Advantage B-Share Indexed Variable Annuity | LVIPBlackRockGlobalAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Lincoln Level Advantage B-Share Indexed Variable Annuity | LVIPGovernmentMoneyMarketFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	1.33%
Lincoln Level Advantage B-Share Indexed Variable Annuity | LVIPJPMorganCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	1.46%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
Lincoln Level Advantage B-Share Indexed Variable Annuity | LVIPMFSValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.57%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Lincoln Level Advantage B-Share Indexed Variable Annuity | LVIPPIMCOLowDurationBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Lincoln Level Advantage B-Share Indexed Variable Annuity | LVIPSSGAInternationalIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	2.97%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Lincoln Level Advantage B-Share Indexed Variable Annuity | LVIPSSGASP500IndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	13.96%
Average Annual Total Returns, 10 Years [Percent]	12.56%
Lincoln Level Advantage B-Share Indexed Variable Annuity | LVIPSSGASmallCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Lincoln Level Advantage B-Share Indexed Variable Annuity | AccountValueDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.10%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.10%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.10%
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000.
Lincoln Level Advantage B-Share Indexed Variable Annuity | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available for the portion of Contract Value held in the Indexed Accounts.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. Portfolio rebalancing is not available for the portion of Contract Value held in the Indexed Accounts. We reserve the right to discontinue any or all of these administrative services at any time.
Lincoln Level Advantage B-Share Indexed Variable Annuity | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available when i4LIFE® Indexed Advantage is in effect.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. Withdrawals from Indexed Accounts will be at Interim Value. See Charges and Adjustments — Surrender Charge and Indexed Accounts – Interim Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is not available when i4LIFE® Indexed Advantage is in effect.
Lincoln Level Advantage B-Share Indexed Variable Annuity | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.30%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,511
Surrender Expense, 3 Years, Maximum [Dollars]	13,725
Surrender Expense, 5 Years, Maximum [Dollars]	17,205
Surrender Expense, 10 Years, Maximum [Dollars]	28,159
Annuitized Expense, 1 Year, Maximum [Dollars]	2,511
Annuitized Expense, 3 Years, Maximum [Dollars]	7,725
Annuitized Expense, 5 Years, Maximum [Dollars]	13,205
Annuitized Expense, 10 Years, Maximum [Dollars]	28,159
No Surrender Expense, 1 Year, Maximum [Dollars]	2,511
No Surrender Expense, 3 Years, Maximum [Dollars]	7,725
No Surrender Expense, 5 Years, Maximum [Dollars]	13,205
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,159
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by all withdrawals in the same proportion that withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Lincoln Level Advantage B-Share Indexed Variable Annuity | i4LIFEIndexedAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,910
Surrender Expense, 3 Years, Maximum [Dollars]	14,918
Surrender Expense, 5 Years, Maximum [Dollars]	19,182
Surrender Expense, 10 Years, Maximum [Dollars]	32,044
Annuitized Expense, 1 Year, Maximum [Dollars]	2,910
Annuitized Expense, 3 Years, Maximum [Dollars]	8,918
Annuitized Expense, 5 Years, Maximum [Dollars]	15,182
Annuitized Expense, 10 Years, Maximum [Dollars]	32,044
No Surrender Expense, 1 Year, Maximum [Dollars]	2,910
No Surrender Expense, 3 Years, Maximum [Dollars]	8,918
No Surrender Expense, 5 Years, Maximum [Dollars]	15,182
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,044
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic income payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Lincoln Level Advantage B-Share Indexed Variable Annuity | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Indexed Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Indexed Advantage – i4LIFE® Indexed Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay the Account Value Death Benefit to the designated Beneficiary(s) unless the Guarantee of Principal Death Benefit is in effect. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in the variable Subaccounts according to the allocations on the Contract. If no variable Subaccounts are selected, the proceeds will be placed in the LVIP PIMCO Low Duration Bond Fund Subaccount. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Lincoln Level Advantage B-Share Indexed Variable Annuity | i4LIFEAdvantageMember
Prospectus:
Operation of Benefit [Text Block]	i4LIFE® Indexed Advantage i4LIFE® Indexed Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information on how the charge is calculated. i4LIFE® Indexed Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Indexed Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Indexed Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. When you elect i4LIFE® Indexed Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Indexed Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Indexed Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Indexed Advantage election. Only Indexed Accounts with 1-Year Indexed Terms are available. If you elect i4LIFE® Indexed Advantage while you are currently allocated to an Indexed Account with an Indexed Term greater than one year, the funds allocated to the Indexed Account(s) will be transferred to the LVIP PIMCO Low Duration Bond Fund at Interim Value unless you provide instructions otherwise. Additionally, once i4LIFE® Indexed Advantage is in effect, any automatic withdrawal service will terminate. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted at any time for a nonqualified annuity contract. Availability. i4LIFE® Indexed Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of contract application or on any subsequent Indexed Anniversary Date by sending a written request to our Home Office. i4LIFE® Indexed Advantage is not available if another Annuity Payout option is in effect. i4LIFE® Indexed Advantage is the only Annuity Payout option available for the Indexed Accounts. If you have not established an Indexed Anniversary Date, your i4LIFE® Indexed Advantage Rider Date can be any Valuation Date. i4LIFE® Indexed Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). i4LIFE® Indexed Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Indexed Advantage must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Indexed Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions. Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Indexed Advantage. The current Access Period requirements are outlined in the following chart:
Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 90, based on the youngest covered life if joint life is elected	The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts.
You may also choose any period of time between the minimum Access Period and maximum Access Period. Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Periodic Income Payments for your life. Currently, changes to the Access Period can only be made on Rider Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Indexed Advantage contracts in order to keep the Periodic Income Payments in compliance with federal tax law for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the i4LIFE® Indexed Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Indexed Account(s), variable subaccount(s), and Periodic Income Payment Account, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) and the Account Value will be reduced to zero. Periodic Income Payments during the Access Period. i4LIFE® Indexed Advantage provides for Periodic Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. Periodic Income Payments must begin within one year of the date you elect i4LIFE® Indexed Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE® Indexed Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly. Periodic Income Payments are not subject to any applicable surrender charges. For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters. The initial, annual Periodic Income Payment amount is calculated as of the date the rider is elected (Rider Date). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. This amount is then transferred to the Periodic Income Payment Account to be paid out based on the payment frequency you selected. The annuity factor is based upon: ●the age and sex of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the 3% Assumed Interest Rate (AIR); and ●the Individual Annuity Mortality table. The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $445.60 per month ($5,347.20 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $385.56 per month ($4,626.72 annually). The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%. For IRA i4LIFE® Indexed Advantage contracts, if at any time A is greater than the sum of B and C and no additional withdrawals were made, we will distribute an additional payment, calculated and withdrawn on the Rider Date anniversary, equal to A – (B + C) where, A = the RMD amount for the calendar year for this Contract, as determined by us in accordance with the Internal Revenue Code, B = the sum of Periodic Income Payment paid in the calendar year immediately prior to the Rider Year anniversary, and C = the sum of the Periodic Income Payment to be paid from the Rider Year anniversary to the end of the calendar year. This additional payment will be deducted and distributed within 7 days following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations. Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated on the next Rider Date anniversary using the reduced Account Value. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Indexed Advantage will terminate. Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account and Subaccount on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The result for each variable Subaccount is converted to Annuity Units. Subsequent Periodic Income Payments are calculated on the Rider Date anniversary and are equal to the sum of each Periodic Income Payment as calculated for each individual allocation. Subsequent Periodic Income Payments for the variable Subaccounts are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts and Subaccounts. Your Periodic Income Payments will vary based on the value of your Annuity Units and the performance of your Indexed Segment(s). Your payment(s) will not be affected by market performance during that year. The Contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis or a combination of both as you specify. The Indexed Accounts are not available as Annuity Payout options. Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Account Value performance. Periodic Income Payment Account. The Periodic Income Payment Account is designated to hold an amount equal to the annual Periodic Income Payments during the Access Period only. On the Rider Date and each Rider Date anniversary thereafter, we will transfer Account Value equal to the annual amount of the Periodic Income Payment valued as of that date to the Periodic Income Payment Account. Amounts transferred to the Periodic Income Payment Account will no longer participate in the variable Subaccounts or Indexed Segment(s). The Periodic Income Payment Account is a non-interest bearing account. The Account Value will be transferred proportionately from the variable Subaccounts, and the Indexed Segment(s) in which you are allocated. Transfers of Account Value to the Periodic Income Payment Account may reduce the value in the Subaccounts to zero. Periodic Income Payments will first be deducted from the Periodic Income Payment Account. Only after the Periodic Income Payment Account has been exhausted will any amounts be deducted proportionally from the Variable Subaccounts and lastly proportionally from the Indexed Segment(s). The Periodic Income Payment Account is not available for allocations or transfers; unless there are any remaining amounts in the Periodic Income Payment Account on the Rider Anniversary after the Periodic Income Payment has been made for the prior Rider Year.i4LIFE® Indexed Advantage Death Benefit The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Indexed Advantage Rider Date and during the Access Period only and will be adjusted as follows: Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction. If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim. If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of the Periodic Income Payments and other withdrawals where: ●Periodic Income Payments and any additional Required Minimum Distribution payments reduce the Death Benefit by the dollar amount of the payment; and ●All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Indexed Advantage. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
Guarantee of Principal Death Benefit	$200,000
i4LIFE® Indexed Advantage Periodic Income Payment	$25,000
Additional withdrawal	$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal	$150,000
Death Benefit value after i4LIFE® Indexed Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500 The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid. General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Indexed Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Indexed Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.Transfers. During the Access Period and subject to the provisions of Transfers On Or Before The Annuity Commencement Date, the following transfers are permitted at any time: (a) transfers between the variable Subaccounts or (b) transfers from the Indexed Accounts to the variable Subaccounts. Transfers between the Indexed Accounts and from the variable Subaccounts to the Indexed Accounts are only permitted on a Rider Date anniversary. After the Access Period and subject to the provisions of Transfers After the Annuity Commencement Date, transfers between the variable Subaccounts are permitted at any time. The following transfers are only permitted on the Rider Date anniversary: (a) transfers from the variable Subaccounts to the Indexed Accounts; (b) transfers between the Indexed Accounts; and (c) transfers from the variable Subaccounts and/or Indexed Accounts to a fixed level payment. Transfers from the Indexed Account(s) to the Subaccounts or from the fixed level payment to Indexed Account(s) or Subaccounts are not permitted. Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments. Withdrawals cannot be taken from the Periodic Income Payment Account. Withdrawals will be taken proportionately from the Subaccounts first and then proportionately from the Indexed Accounts. Any withdrawal that reduces the Subaccounts and Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value. Any remaining Account Value in the Periodic Income Payment Account will be paid out in a lump sum with the withdrawal, and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Termination. For IRA contracts, you may terminate i4LIFE® Indexed Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Rider Date anniversary after we receive the notice. Upon termination, the i4LIFE® Indexed Advantage charge will end. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Indexed Advantage. For nonqualified contracts, you may not terminate i4LIFE® Indexed Advantage once you have elected it without terminating the entire Contract.
Lincoln Level Advantage B-Share Indexed Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. This loss will be greater if there is a negative Contract Adjustment based on Interim Values, taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after the 6th anniversary since a Purchase Payment was invested.
●If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
Are There Transaction Charges?	No. The Contract does not impose any transaction charges other than surrender charges.	●Charges and Adjustments
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.11%[1]	1.11%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.31%[1]	1.31%[1]
	Fund Fees and Expenses	0.65%[1]	0.65%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $2,063	Highest Annual Cost: $2,686
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccount only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccount only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. This loss will be greater if there is a negative Contract Adjustment based on Interim Values, taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after the 6th anniversary since a Purchase Payment was invested.
●If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No. The Contract does not impose any transaction charges other than surrender charges.	●Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.11%[1]	1.11%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.31%[1]	1.31%[1]
	Fund Fees and Expenses	0.65%[1]	0.65%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $2,063	Highest Annual Cost: $2,686
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccount only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccount only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
Investment Options (of Other Amount) Minimum [Percent]	0.65%
Investment Options (of Other Amount) Maximum [Percent]	0.65%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	0.40%
Optional Benefits Footnotes [Text Block]	As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $2,063	Highest Annual Cost: $2,686
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccount only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccount only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 2,063
Highest Annual Cost [Dollars]	$ 2,686
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the VAA portion of this Contract (the
Subaccounts), including loss of principal.
●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the
Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection
Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.
●Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method, if available. A new rate will apply based on the Indexed Segment you select.
If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP Government Money Market Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
●Principal Risks of Investing in the Contract ●Surrender and Withdrawals ●Fee Tables ●Charges and Adjustments
What are the Risks Associated With Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.
●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.
●For the Indexed Accounts, the Crediting Method you select may limit positive
(upside) Index returns. This may result in you earning less than the Index return.
For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Participation Rate, and the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Spread Rate, and the Index return is 20% and the
Spread Rate is 5%, we will credit 15% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes:●The frequency of transfers between Investment Options is restricted. There are also restrictions on the minimum amount that may be transferred from the variable Subaccount.●We reserve the right to remove or substitute any Subaccounts or Indexed Accounts as Investment Options that are available under the Contract.●You are generally restricted to no more than 12 transfers between Investment Options per Contract Year.●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary if the Indexed Account is at the end of the Indexed Term. If you transfer from an Indexed Account to a variable Subaccount and it is not at the end of the Indexed Term, any transfer will be based on the Interim Value of the Indexed Account. If you do not want to remain invested in an Indexed Account until the end of the Indexed Term, your only options are to make withdrawals out of the Indexed Accounts, transfer to a variable Subaccount or surrender the Contract. The amount you would receive or transfer would be based on the Interim Value.●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created, you can only allocate future Purchase Payments or market transfers of Contract Value to the Indexed Accounts one time a year. If you have more than one 3-Year or 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses. Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments, or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio.
Optional Benefit Restrictions [Text Block]	Yes:●i4LIFE® Indexed Advantage:●A minimum level of Contract Value is required to elect.●Only available with Indexed Accounts with 1-year Indexed Terms.●Must be elected at the time of issue or on any Indexed Anniversary Date.●Withdrawals will reduce the Death Benefit.●The Contract will terminate when any Death Benefit is paid due to the death of the Annuitant.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker-dealer, investment adviser, insurance agent, or someone else).●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from Investment Options or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted. TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.  The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of a specified period.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term):[1]	100%
1If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Index Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccount)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.  The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.65%	0.65%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.65%	0.65%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccount)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.65%	0.65%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.65%	0.65%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.65%
Portfolio Company Expenses Maximum [Percent]	0.65%
Portfolio Company Expenses, Footnotes [Text Block]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$9,381	$13,334	$16,553	$26,860
1 year	3 years	5 years	10 years
$8,980	$12,122	$14,520	$22,746

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,381	$7,334	$12,553	$26,860
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,980	$6,122	$10,520	$22,746

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,381	$7,334	$12,553	$26,860
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,980	$6,122	$10,520	$22,746

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract.Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP Government Money Market Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion. ●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Spread Rate. If the performance of the index is positive, the performance of the Indexed Account will be reduced by the Spread Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable index. The Spread Rate applies for the full term on the Indexed Segment. The Spread Rate may be higher for Contracts with the Guarantee of Principal Death Benefit. Spread Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Spread Rates may differ from the Spread Rates used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.Risks of Investing in the SubaccountYou take all the investment risk on the Contract Value and the retirement income for amounts placed into the Subaccount, which invests in a corresponding underlying fund. If the Subaccount makes money, your Contract Value goes up; if it loses money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccount.The dollar amount of the charge for certain optional Death Benefits may increase as your Contract Value increases. Your receipt of a Death Benefit over and above the amounts invested in the VAA is based on the claims paying ability and credit worthiness of Lincoln Life.The fund has reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund. Annuity Payouts will fluctuate with the performance of the Subaccount.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of fund currently available under the Contract. More information about the fund is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Prospectuses Available [Text Block]	The following is a list of fund currently available under the Contract. More information about the fund is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | MarketRiskMember
Prospectus:
Principal Risk [Text Block]	Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | EarlyWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | IndexedAccountRiskMember
Prospectus:
Principal Risk [Text Block]	Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP Government Money Market Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion. ●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | RisksAssociatedwithCreditingMethodsandProtectionMethodsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Spread Rate. If the performance of the index is positive, the performance of the Indexed Account will be reduced by the Spread Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable index. The Spread Rate applies for the full term on the Indexed Segment. The Spread Rate may be higher for Contracts with the Guarantee of Principal Death Benefit. Spread Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Spread Rates may differ from the Spread Rates used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | RisksofInvestingintheSubaccountsMember
Prospectus:
Principal Risk [Text Block]	Risks of Investing in the SubaccountYou take all the investment risk on the Contract Value and the retirement income for amounts placed into the Subaccount, which invests in a corresponding underlying fund. If the Subaccount makes money, your Contract Value goes up; if it loses money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccount.The dollar amount of the charge for certain optional Death Benefits may increase as your Contract Value increases. Your receipt of a Death Benefit over and above the amounts invested in the VAA is based on the claims paying ability and credit worthiness of Lincoln Life.The fund has reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund. Annuity Payouts will fluctuate with the performance of the Subaccount.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | ContractChangesRiskMember
Prospectus:
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | CybersecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | AdditionalPurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Yes:●You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP Government Money Market Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.●For the Indexed Accounts, the Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Participation Rate, and the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Spread Rate, and the Index return is 20% and the Spread Rate is 5%, we will credit 15% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | LVIPGovernmentMoneyMarketFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	1.33%
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | AccountValueDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.11%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.11%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.10%
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available for the portion of Contract Value held in the Indexed Accounts.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. Portfolio rebalancing is not available for the portion of Contract Value held in the Indexed Accounts. We reserve the right to discontinue any or all of these administrative services at any time.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available when i4LIFE® Indexed Advantage is in effect.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. Withdrawals from Indexed Accounts will be at Interim Value. See Charges and Adjustments — Surrender Charge and Indexed Accounts – Interim Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is not available when i4LIFE® Indexed Advantage is in effect.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.31%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.31%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,980
Surrender Expense, 3 Years, Maximum [Dollars]	12,122
Surrender Expense, 5 Years, Maximum [Dollars]	14,520
Surrender Expense, 10 Years, Maximum [Dollars]	22,746
Annuitized Expense, 1 Year, Maximum [Dollars]	1,980
Annuitized Expense, 3 Years, Maximum [Dollars]	6,122
Annuitized Expense, 5 Years, Maximum [Dollars]	10,520
Annuitized Expense, 10 Years, Maximum [Dollars]	22,746
No Surrender Expense, 1 Year, Maximum [Dollars]	1,980
No Surrender Expense, 3 Years, Maximum [Dollars]	6,122
No Surrender Expense, 5 Years, Maximum [Dollars]	10,520
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,746
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by all withdrawals in the same proportion that withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | i4LIFEIndexedAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,381
Surrender Expense, 3 Years, Maximum [Dollars]	13,334
Surrender Expense, 5 Years, Maximum [Dollars]	16,553
Surrender Expense, 10 Years, Maximum [Dollars]	26,860
Annuitized Expense, 1 Year, Maximum [Dollars]	2,381
Annuitized Expense, 3 Years, Maximum [Dollars]	7,334
Annuitized Expense, 5 Years, Maximum [Dollars]	12,553
Annuitized Expense, 10 Years, Maximum [Dollars]	26,860
No Surrender Expense, 1 Year, Maximum [Dollars]	2,381
No Surrender Expense, 3 Years, Maximum [Dollars]	7,334
No Surrender Expense, 5 Years, Maximum [Dollars]	12,553
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,860
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic income payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Indexed Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Indexed Advantage – i4LIFE® Indexed Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay the Account Value Death Benefit to the designated Beneficiary(s) unless the Guarantee of Principal Death Benefit is in effect. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in the variable Subaccounts according to the allocations on the Contract. If no variable Subaccounts are selected, the proceeds will be placed in the LVIP Government Money Market Fund Subaccount. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | i4LIFEAdvantageMember
Prospectus:
Operation of Benefit [Text Block]	i4LIFE® Indexed Advantage i4LIFE® Indexed Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information on how the charge is calculated. i4LIFE® Indexed Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Indexed Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Indexed Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. When you elect i4LIFE® Indexed Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Indexed Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Indexed Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Indexed Advantage election. Only Indexed Accounts with 1-Year Indexed Terms are available. If you elect i4LIFE® Indexed Advantage while you are currently allocated to an Indexed Account with an Indexed Term greater than one year, the funds allocated to the Indexed Account(s) will be transferred to the LVIP Government Money Market Fund at Interim Value unless you provide instructions otherwise. Additionally, once i4LIFE® Indexed Advantage is in effect, any automatic withdrawal service will terminate. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted at any time for a nonqualified annuity contract. Availability. i4LIFE® Indexed Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of contract application or on any subsequent Indexed Anniversary Date by sending a written request to our Home Office. i4LIFE® Indexed Advantage is not available if another Annuity Payout option is in effect. i4LIFE® Indexed Advantage is the only Annuity Payout option available for the Indexed Accounts. If you have not established an Indexed Anniversary Date, your i4LIFE® Indexed Advantage Rider Date can be any Valuation Date. i4LIFE® Indexed Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). i4LIFE® Indexed Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Indexed Advantage must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Indexed Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions. Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Indexed Advantage. The current Access Period requirements are outlined in the following chart:
Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 90, based on the youngest covered life if joint life is elected	The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts.
You may also choose any period of time between the minimum Access Period and maximum Access Period. Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Periodic Income Payments for your life. Currently, changes to the Access Period can only be made on Rider Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Indexed Advantage contracts in order to keep the Periodic Income Payments in compliance with federal tax law for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the i4LIFE® Indexed Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Indexed Account(s), variable subaccount(s), and Periodic Income Payment Account, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) and the Account Value will be reduced to zero. Periodic Income Payments during the Access Period. i4LIFE® Indexed Advantage provides for Periodic Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. Periodic Income Payments must begin within one year of the date you elect i4LIFE® Indexed Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE® Indexed Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly. Periodic Income Payments are not subject to any applicable surrender charges. For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters. The initial, annual Periodic Income Payment amount is calculated as of the date the rider is elected (Rider Date). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. This amount is then transferred to the Periodic Income Payment Account to be paid out based on the payment frequency you selected. The annuity factor is based upon: ●the age and sex of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the 3% Assumed Interest Rate (AIR); and ●the Individual Annuity Mortality table. The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $445.60 per month ($5,347.20 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $385.56 per month ($4,626.72 annually). The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%. For IRA i4LIFE® Indexed Advantage contracts, if at any time A is greater than the sum of B and C and no additional withdrawals were made, we will distribute an additional payment, calculated and withdrawn on the Rider Date anniversary, equal to A – (B + C) where, A = the RMD amount for the calendar year for this Contract, as determined by us in accordance with the Internal Revenue Code, B = the sum of Periodic Income Payment paid in the calendar year immediately prior to the Rider Year anniversary, and C = the sum of the Periodic Income Payment to be paid from the Rider Year anniversary to the end of the calendar year. This additional payment will be deducted and distributed within 7 days following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations. Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated on the next Rider Date anniversary using the reduced Account Value. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Indexed Advantage will terminate. Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account and Subaccount on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The result for each variable Subaccount is converted to Annuity Units. Subsequent Periodic Income Payments are calculated on the Rider Date anniversary and are equal to the sum of each Periodic Income Payment as calculated for each individual allocation. Subsequent Periodic Income Payments for the variable Subaccounts are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts and Subaccounts. Your Periodic Income Payments will vary based on the value of your Annuity Units and the performance of your Indexed Segment(s). Your payment(s) will not be affected by market performance during that year. The Contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The Indexed Accounts are not available as Annuity Payout options. Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Account Value performance. Periodic Income Payment Account. The Periodic Income Payment Account is designated to hold an amount equal to the annual Periodic Income Payments during the Access Period only. On the Rider Date and each Rider Date anniversary thereafter, we will transfer Account Value equal to the annual amount of the Periodic Income Payment valued as of that date to the Periodic Income Payment Account. Amounts transferred to the Periodic Income Payment Account will no longer participate in the variable Subaccounts or Indexed Segment(s). The Periodic Income Payment Account is a non-interest bearing account. The Account Value will be transferred proportionately from the variable Subaccounts, and the Indexed Segment(s) in which you are allocated. Transfers of Account Value to the Periodic Income Payment Account may reduce the value in the Subaccounts to zero. Periodic Income Payments will first be deducted from the Periodic Income Payment Account. Only after the Periodic Income Payment Account has been exhausted will any amounts be deducted proportionally from the Variable Subaccounts and lastly proportionally from the Indexed Segment(s). The Periodic Income Payment Account is not available for allocations or transfers; unless there are any remaining amounts in the Periodic Income Payment Account on the Rider Anniversary after the Periodic Income Payment has been made for the prior Rider Year.i4LIFE® Indexed Advantage Death Benefit The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Indexed Advantage Rider Date and during the Access Period only and will be adjusted as follows: Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction. If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim. If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of the Periodic Income Payments and other withdrawals where: ●Periodic Income Payments and any additional Required Minimum Distribution payments reduce the Death Benefit by the dollar amount of the payment; and ●All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Indexed Advantage. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
Guarantee of Principal Death Benefit	$200,000
i4LIFE® Indexed Advantage Periodic Income Payment	$25,000
Additional withdrawal	$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal	$150,000
Death Benefit value after i4LIFE® Indexed Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500 The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid. General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Indexed Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Indexed Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.Transfers. During the Access Period and subject to the provisions of Transfers On Or Before The Annuity Commencement Date, the following transfers are permitted at any time: (a) transfers between the variable Subaccounts or (b) transfers from the Indexed Accounts to the variable Subaccounts. Transfers between the Indexed Accounts and from the variable Subaccounts to the Indexed Accounts are only permitted on a Rider Date anniversary. After the Access Period and subject to the provisions of Transfers After the Annuity Commencement Date, transfers between the variable Subaccounts are permitted at any time. The following transfers are only permitted on the Rider Date anniversary: (a) transfers from the variable Subaccounts to the Indexed Accounts; (b) transfers between the Indexed Accounts; and (c) transfers from the variable Subaccounts and/or Indexed Accounts to a fixed level payment. Transfers from the Indexed Account(s) to the Subaccounts or from the fixed level payment to Indexed Account(s) or Subaccounts are not permitted. Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments. Withdrawals cannot be taken from the Periodic Income Payment Account. Withdrawals will be taken proportionately from the Subaccounts first and then proportionately from the Indexed Accounts. Any withdrawal that reduces the Subaccounts and Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value. Any remaining Account Value in the Periodic Income Payment Account will be paid out in a lump sum with the withdrawal, and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Termination. For IRA contracts, you may terminate i4LIFE® Indexed Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Rider Date anniversary after we receive the notice. Upon termination, the i4LIFE® Indexed Advantage charge will end. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Indexed Advantage. For nonqualified contracts, you may not terminate i4LIFE® Indexed Advantage once you have elected it without terminating the entire Contract.
Lincoln Level Advantage Design B-Share Indexed Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
upon death of:	and...	and...	Death Benefit proceeds pass to:
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Lincoln Level Advantage Select B Share Indexed Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. This loss will be greater if there is a negative Contract Adjustment based on Interim Values, taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after the 6th anniversary since a Purchase Payment was invested.
●If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
Are There Transaction Charges?	No. The Contract does not impose any transaction charges other than surrender charges.	●Charges and Adjustments
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have
elected.There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.11%[1]	1.11%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.31%[1]	1.31%[1]
	Fund Fees and Expenses	0.48%[1]	1.18%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,879	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. This loss will be greater if there is a negative Contract Adjustment based on Interim Values, taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after the 6th anniversary since a Purchase Payment was invested.
●If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No. The Contract does not impose any transaction charges other than surrender charges.	●Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have
elected.There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.11%[1]	1.11%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.31%[1]	1.31%[1]
	Fund Fees and Expenses	0.48%[1]	1.18%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,879	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	0.40%
Optional Benefits Footnotes [Text Block]	As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,879	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,879
Highest Annual Cost [Dollars]	$ 3,205
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the VAA portion of this Contract (the
Subaccounts), including loss of principal.
●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the
Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection
Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.
●Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method, if available. A new rate will apply based on the Indexed Segment you select.
If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
●Principal Risks of Investing in the Contract ●Surrender and Withdrawals ●Fee Tables ●Charges and Adjustments
What are the Risks Associated With Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.
●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.
●For the Indexed Accounts, the Crediting Method you select may limit positive
(upside) Index returns. This may result in you earning less than the Index return.
For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes:●The frequency of transfers between Investment Options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable Subaccount.●We reserve the right to remove or substitute any Subaccounts or Indexed Accounts as Investment Options that are available under the Contract.●You are generally restricted to no more than 12 transfers between Investment Options per Contract Year.●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary if the Indexed Account is at the end of the Indexed Term. If you transfer from an Indexed Account to a variable Subaccount and it is not at the end of the Indexed Term, any transfer will be based on the Interim Value of the Indexed Account. If you do not want to remain invested in an Indexed Account until the end of the Indexed Term, your only options are to make withdrawals out of the Indexed Accounts, transfer to a variable Subaccount or surrender the Contract. The amount you would receive or transfer would be based on the Interim Value.●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created, you can only allocate future Purchase Payments or market transfers of Contract Value to the Indexed Accounts one time a year. If you have more than one 3-Year or 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses. Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments, or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio.
Optional Benefit Restrictions [Text Block]	Yes:●i4LIFE® Indexed Advantage:●A minimum level of Contract Value is required to elect.●Only available with Indexed Accounts with 1-year Indexed Terms.●Must be elected at the time of issue or on any Indexed Anniversary Date.●Withdrawals will reduce the Death Benefit.●The Contract will terminate when any Death Benefit is paid due to the death of the Annuitant.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker-dealer, investment adviser, insurance agent, or someone else).●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from Investment Options or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted. TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.  The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of a specified period.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%
1If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Index Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.  The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.18%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.18%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$9,910	$14,918	$19,182	$32,044
1 year	3 years	5 years	10 years
$9,511	$13,725	$17,205	$28,159

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract.Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion. ●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio. Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of funds currently available under the Contract. More information about the funds is available in the prospec-tuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%[2]	10.68%	10.19%	10.33%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	12.42%	10.20%	9.65%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. More information about the funds is available in the prospec-tuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%[2]	10.68%	10.19%	10.33%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	12.42%	10.20%	9.65%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | MarketRiskMember
Prospectus:
Principal Risk [Text Block]	Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | EarlyWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | IndexedAccountRiskMember
Prospectus:
Principal Risk [Text Block]	Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion. ●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | RisksAssociatedwithCreditingMethodsandProtectionMethodsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | RisksofInvestingintheSubaccountsMember
Prospectus:
Principal Risk [Text Block]	Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | ContractChangesRiskMember
Prospectus:
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | CybersecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | AdditionalPurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Yes:●You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.●For the Indexed Accounts, the Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	31.29%
Average Annual Total Returns, 5 Years [Percent]	18.53%
Average Annual Total Returns, 10 Years [Percent]	16.29%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | FirstTrustCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.41%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | FirstTrustDowJonesDividendIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.01%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | FranklinRisingDividendsVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 4
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.68%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | InvescoVIEquallyWeightedSP500FundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | LVIPBlackRockGlobalAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | LVIPGovernmentMoneyMarketFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	1.33%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | LVIPJPMorganCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	1.46%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | LVIPMFSValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.57%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | LVIPPIMCOLowDurationBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | LVIPSSGAInternationalIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	2.97%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | LVIPSSGASP500IndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	13.96%
Average Annual Total Returns, 10 Years [Percent]	12.56%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | LVIPSSGASmallCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Lincoln Level Advantage Select B Share Indexed Variable Annuity | AccountValueDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.11%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.11%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.10%
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available for the portion of Contract Value held in the Indexed Accounts.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. Portfolio rebalancing is not available for the portion of Contract Value held in the Indexed Accounts. We reserve the right to discontinue any or all of these administrative services at any time.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available when i4LIFE® Indexed Advantage is in effect.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. Withdrawals from Indexed Accounts will be at Interim Value. See Charges and Adjustments — Surrender Charge and Indexed Accounts – Interim Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is not available when i4LIFE® Indexed Advantage is in effect.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.31%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.31%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,511
Surrender Expense, 3 Years, Maximum [Dollars]	13,725
Surrender Expense, 5 Years, Maximum [Dollars]	17,205
Surrender Expense, 10 Years, Maximum [Dollars]	28,159
Annuitized Expense, 1 Year, Maximum [Dollars]	2,511
Annuitized Expense, 3 Years, Maximum [Dollars]	7,725
Annuitized Expense, 5 Years, Maximum [Dollars]	13,205
Annuitized Expense, 10 Years, Maximum [Dollars]	28,159
No Surrender Expense, 1 Year, Maximum [Dollars]	2,511
No Surrender Expense, 3 Years, Maximum [Dollars]	7,725
No Surrender Expense, 5 Years, Maximum [Dollars]	13,205
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,159
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by all withdrawals in the same proportion that withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | i4LIFEIndexedAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,910
Surrender Expense, 3 Years, Maximum [Dollars]	14,918
Surrender Expense, 5 Years, Maximum [Dollars]	19,182
Surrender Expense, 10 Years, Maximum [Dollars]	32,044
Annuitized Expense, 1 Year, Maximum [Dollars]	2,910
Annuitized Expense, 3 Years, Maximum [Dollars]	8,918
Annuitized Expense, 5 Years, Maximum [Dollars]	15,182
Annuitized Expense, 10 Years, Maximum [Dollars]	32,044
No Surrender Expense, 1 Year, Maximum [Dollars]	2,910
No Surrender Expense, 3 Years, Maximum [Dollars]	8,918
No Surrender Expense, 5 Years, Maximum [Dollars]	15,182
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,044
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic income payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Lincoln Level Advantage Select B Share Indexed Variable Annuity | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Indexed Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Indexed Advantage – i4LIFE® Indexed Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay the Account Value Death Benefit to the designated Beneficiary(s) unless the Guarantee of Principal Death Benefit is in effect. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in the variable Subaccounts according to the allocations on the Contract. If no variable Subaccounts are selected, the proceeds will be placed in the LVIP PIMCO Low Duration Bond Fund Subaccount. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | i4LIFEAdvantageMember
Prospectus:
Operation of Benefit [Text Block]	i4LIFE® Indexed Advantage i4LIFE® Indexed Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information on how the charge is calculated. i4LIFE® Indexed Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Indexed Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Indexed Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. When you elect i4LIFE® Indexed Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Indexed Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Indexed Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Indexed Advantage election. Only Indexed Accounts with 1-Year Indexed Terms are available. If you elect i4LIFE® Indexed Advantage while you are currently allocated to an Indexed Account with an Indexed Term greater than one year, the funds allocated to the Indexed Account(s) will be transferred to the LVIP PIMCO Low Duration Bond Fund at Interim Value unless you provide instructions otherwise. Additionally, once i4LIFE® Indexed Advantage is in effect, any automatic withdrawal service will terminate. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted at any time for a nonqualified annuity contract. Availability. i4LIFE® Indexed Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of contract application or on any subsequent Indexed Anniversary Date by sending a written request to our Home Office. i4LIFE® Indexed Advantage is not available if another Annuity Payout option is in effect. i4LIFE® Indexed Advantage is the only Annuity Payout option available for the Indexed Accounts. If you have not established an Indexed Anniversary Date, your i4LIFE® Indexed Advantage Rider Date can be any Valuation Date. i4LIFE® Indexed Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). i4LIFE® Indexed Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Indexed Advantage must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Indexed Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions. Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Indexed Advantage. The current Access Period requirements are outlined in the following chart:
Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 90, based on the youngest covered life if joint life is elected	The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts.
You may also choose any period of time between the minimum Access Period and maximum Access Period. Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Periodic Income Payments for your life. Currently, changes to the Access Period can only be made on Rider Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Indexed Advantage contracts in order to keep the Periodic Income Payments in compliance with federal tax law for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the i4LIFE® Indexed Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Indexed Account(s), variable subaccount(s), and Periodic Income Payment Account, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) and the Account Value will be reduced to zero. Periodic Income Payments during the Access Period. i4LIFE® Indexed Advantage provides for Periodic Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. Periodic Income Payments must begin within one year of the date you elect i4LIFE® Indexed Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE® Indexed Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly. Periodic Income Payments are not subject to any applicable surrender charges. For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters. The initial, annual Periodic Income Payment amount is calculated as of the date the rider is elected (Rider Date). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. This amount is then transferred to the Periodic Income Payment Account to be paid out based on the payment frequency you selected. The annuity factor is based upon: ●the age and sex of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the 3% Assumed Interest Rate (AIR); and ●the Individual Annuity Mortality table. The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $445.60 per month ($5,347.20 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $385.56 per month ($4,626.72 annually). The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%. For IRA i4LIFE® Indexed Advantage contracts, if at any time A is greater than the sum of B and C and no additional withdrawals were made, we will distribute an additional payment, calculated and withdrawn on the Rider Date anniversary, equal to A – (B + C) where, A = the RMD amount for the calendar year for this Contract, as determined by us in accordance with the Internal Revenue Code, B = the sum of Periodic Income Payment paid in the calendar year immediately prior to the Rider Year anniversary, and C = the sum of the Periodic Income Payment to be paid from the Rider Year anniversary to the end of the calendar year. This additional payment will be deducted and distributed within 7 days following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations. Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated on the next Rider Date anniversary using the reduced Account Value. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Indexed Advantage will terminate. Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account and Subaccount on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The result for each variable Subaccount is converted to Annuity Units. Subsequent Periodic Income Payments are calculated on the Rider Date anniversary and are equal to the sum of each Periodic Income Payment as calculated for each individual allocation. Subsequent Periodic Income Payments for the variable Subaccounts are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts and Subaccounts. Your Periodic Income Payments will vary based on the value of your Annuity Units and the performance of your Indexed Segment(s). Your payment(s) will not be affected by market performance during that year. The Contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis or a combination of both as you specify. The Indexed Accounts are not available as Annuity Payout options. Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Account Value performance. Periodic Income Payment Account. The Periodic Income Payment Account is designated to hold an amount equal to the annual Periodic Income Payments during the Access Period only. On the Rider Date and each Rider Date anniversary thereafter, we will transfer Account Value equal to the annual amount of the Periodic Income Payment valued as of that date to the Periodic Income Payment Account. Amounts transferred to the Periodic Income Payment Account will no longer participate in the variable Subaccounts or Indexed Segment(s). The Periodic Income Payment Account is a non-interest bearing account. The Account Value will be transferred proportionately from the variable Subaccounts, and the Indexed Segment(s) in which you are allocated. Transfers of Account Value to the Periodic Income Payment Account may reduce the value in the Subaccounts to zero. Periodic Income Payments will first be deducted from the Periodic Income Payment Account. Only after the Periodic Income Payment Account has been exhausted will any amounts be deducted proportionally from the Variable Subaccounts and lastly proportionally from the Indexed Segment(s). The Periodic Income Payment Account is not available for allocations or transfers; unless there are any remaining amounts in the Periodic Income Payment Account on the Rider Anniversary after the Periodic Income Payment has been made for the prior Rider Year.i4LIFE® Indexed Advantage Death Benefit The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Indexed Advantage Rider Date and during the Access Period only and will be adjusted as follows: Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction. If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim. If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of the Periodic Income Payments and other withdrawals where: ●Periodic Income Payments and any additional Required Minimum Distribution payments reduce the Death Benefit by the dollar amount of the payment; and ●All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Indexed Advantage. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
Guarantee of Principal Death Benefit	$200,000
i4LIFE® Indexed Advantage Periodic Income Payment	$25,000
Additional withdrawal	$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal	$150,000
Death Benefit value after i4LIFE® Indexed Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500 The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid. General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Indexed Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Indexed Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.Transfers. During the Access Period and subject to the provisions of Transfers On Or Before The Annuity Commencement Date, the following transfers are permitted at any time: (a) transfers between the variable Subaccounts or (b) transfers from the Indexed Accounts to the variable Subaccounts. Transfers between the Indexed Accounts and from the variable Subaccounts to the Indexed Accounts are only permitted on a Rider Date anniversary. After the Access Period and subject to the provisions of Transfers After the Annuity Commencement Date, transfers between the variable Subaccounts are permitted at any time. The following transfers are only permitted on the Rider Date anniversary: (a) transfers from the variable Subaccounts to the Indexed Accounts; (b) transfers between the Indexed Accounts; and (c) transfers from the variable Subaccounts and/or Indexed Accounts to a fixed level payment. Transfers from the Indexed Account(s) to the Subaccounts or from the fixed level payment to Indexed Account(s) or Subaccounts are not permitted. Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments. Withdrawals cannot be taken from the Periodic Income Payment Account. Withdrawals will be taken proportionately from the Subaccounts first and then proportionately from the Indexed Accounts. Any withdrawal that reduces the Subaccounts and Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value. Any remaining Account Value in the Periodic Income Payment Account will be paid out in a lump sum with the withdrawal, and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Termination. For IRA contracts, you may terminate i4LIFE® Indexed Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Rider Date anniversary after we receive the notice. Upon termination, the i4LIFE® Indexed Advantage charge will end. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Indexed Advantage. For nonqualified contracts, you may not terminate i4LIFE® Indexed Advantage once you have elected it without terminating the entire Contract.
Lincoln Level Advantage Select B Share Indexed Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Lincoln Level Advantage B-Class Indexed Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. This loss will be greater if there is a negative Contract Adjustment based on Interim Values, taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after the 6th anniversary since a Purchase Payment was invested.
●If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
Are There Transaction Charges?	No. The Contract does not impose any transaction charges other than surrender charges.	●Charges and Adjustments
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have
elected.There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.11%[1]	1.11%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.30%[1]	1.30%[1]
	Fund Fees and Expenses	0.48%[1]	1.18%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $2,095	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. This loss will be greater if there is a negative Contract Adjustment based on Interim Values, taxes or tax penalties. A surrender charge will not apply if your withdrawal is made after the 6th anniversary since a Purchase Payment was invested.
●If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No. The Contract does not impose any transaction charges other than surrender charges.	●Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have
elected.There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of various
Crediting Methods. This means that your returns may be lower than the Index’s returns.
In return for accepting this limit on Index gains, you will receive some protection from
Index losses. This implicit ongoing fee is not reflected in the tables below. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.11%[1]	1.11%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.30%[1]	1.30%[1]
	Fund Fees and Expenses	0.48%[1]	1.18%[1]
	Optional benefits available for an additional charge	0.40%[2]	0.40%[2]
1As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $2,095	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value in the underlying funds. These fees are not applied against Contract Value invested in the Indexed Accounts.
Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	0.40%
Optional Benefits Footnotes [Text Block]	As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $2,095	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 2,095
Highest Annual Cost [Dollars]	$ 3,205
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the VAA portion of this Contract (the
Subaccounts), including loss of principal.
●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the
Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection
Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.
●Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method, if available. A new rate will apply based on the Indexed Segment you select.
If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
●Principal Risks of Investing in the Contract ●Surrender and Withdrawals ●Fee Tables ●Charges and Adjustments
What are the Risks Associated With Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.
●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.
●For the Indexed Accounts, the Crediting Method you select may limit positive
(upside) Index returns. This may result in you earning less than the Index return.
For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes:●The frequency of transfers between Investment Options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable Subaccount.●We reserve the right to remove or substitute any Subaccounts or Indexed Accounts as Investment Options that are available under the Contract.●You are generally restricted to no more than 12 transfers between Investment Options per Contract Year.●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary if the Indexed Account is at the end of the Indexed Term. If you transfer from an Indexed Account to a variable Subaccount and it is not at the end of the Indexed Term, any transfer will be based on the Interim Value of the Indexed Account. If you do not want to remain invested in an Indexed Account until the end of the Indexed Term, your only options are to make withdrawals out of the Indexed Accounts, transfer to a variable Subaccount or surrender the Contract. The amount you would receive or transfer would be based on the Interim Value.●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created, you can only allocate future Purchase Payments or market transfers of Contract Value to the Indexed Accounts one time a year. If you have more than one 3-Year or 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses. Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments, or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio.
Optional Benefit Restrictions [Text Block]	Yes:●i4LIFE® Indexed Advantage:●A minimum level of Contract Value is required to elect.●Only available with Indexed Accounts with 1-year Indexed Terms.●Must be elected at the time of issue or on any Indexed Anniversary Date.●Withdrawals will reduce the Death Benefit.●The Contract will terminate when any Death Benefit is paid due to the death of the Annuitant.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker-dealer, investment adviser, insurance agent, or someone else).●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from Investment Options or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted. TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.  The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of a specified period.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term):[1]	100%
1If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Index Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. This charge is not applied against Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner ahs elected the Account Value Death Benefit on a Contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.  The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.18%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. This charge is not applied against Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner ahs elected the Account Value Death Benefit on a Contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 1.10% after the Annuity Commencement Date. This charge is not applied against Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner ahs elected the Account Value Death Benefit on a Contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply. [2]Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.18%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$9,910	$14,918	$19,182	$32,044
1 year	3 years	5 years	10 years
$9,511	$13,725	$17,205	$28,159

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract. Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of Contract Value invested in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of Contract Value invested in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of funds currently available under the Contract. More information about the funds is available in the prospec-tuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%[2]	10.68%	10.19%	10.33%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	12.42%	10.20%	9.65%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. More information about the funds is available in the prospec-tuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.98%[2]	10.68%	10.19%	10.33%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	12.42%	10.20%	9.65%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln Level Advantage B-Class Indexed Variable Annuity | MarketRiskMember
Prospectus:
Principal Risk [Text Block]	Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Lincoln Level Advantage B-Class Indexed Variable Annuity | EarlyWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value withdrawn. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.
Lincoln Level Advantage B-Class Indexed Variable Annuity | IndexedAccountRiskMember
Prospectus:
Principal Risk [Text Block]	Indexed-Account Risk. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.
Lincoln Level Advantage B-Class Indexed Variable Annuity | RisksAssociatedwithCreditingMethodsandProtectionMethodsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Lincoln Level Advantage B-Class Indexed Variable Annuity | RisksofInvestingintheSubaccountsMember
Prospectus:
Principal Risk [Text Block]	Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.
Lincoln Level Advantage B-Class Indexed Variable Annuity | ContractChangesRiskMember
Prospectus:
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available. ●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.
Lincoln Level Advantage B-Class Indexed Variable Annuity | CybersecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Lincoln Level Advantage B-Class Indexed Variable Annuity | AdditionalPurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $2 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts for the same owner, joint owner, or annuitant.
Lincoln Level Advantage B-Class Indexed Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Yes:●You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. This Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Lincoln Level Advantage B-Class Indexed Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Lincoln Level Advantage B-Class Indexed Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Subaccounts and Indexed Accounts before making an investment decision.●For the Indexed Accounts, the Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the underlying securities. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Lincoln Level Advantage B-Class Indexed Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. ●You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these indices would have. ●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life. ●Your receipt of a Death Benefit over and above the amounts invested is based on the claims paying ability and financial strength of Lincoln Life.
Lincoln Level Advantage B-Class Indexed Variable Annuity | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Lincoln Level Advantage B-Class Indexed Variable Annuity | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	31.29%
Average Annual Total Returns, 5 Years [Percent]	18.53%
Average Annual Total Returns, 10 Years [Percent]	16.29%
Lincoln Level Advantage B-Class Indexed Variable Annuity | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Lincoln Level Advantage B-Class Indexed Variable Annuity | FirstTrustCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.41%
Lincoln Level Advantage B-Class Indexed Variable Annuity | FirstTrustDowJonesDividendIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.01%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Lincoln Level Advantage B-Class Indexed Variable Annuity | FranklinRisingDividendsVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 4
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.68%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Lincoln Level Advantage B-Class Indexed Variable Annuity | InvescoVIEquallyWeightedSP500FundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Lincoln Level Advantage B-Class Indexed Variable Annuity | LVIPBlackRockGlobalAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Lincoln Level Advantage B-Class Indexed Variable Annuity | LVIPGovernmentMoneyMarketFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	1.33%
Lincoln Level Advantage B-Class Indexed Variable Annuity | LVIPJPMorganCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	1.46%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
Lincoln Level Advantage B-Class Indexed Variable Annuity | LVIPMFSValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.57%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Lincoln Level Advantage B-Class Indexed Variable Annuity | LVIPPIMCOLowDurationBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Lincoln Level Advantage B-Class Indexed Variable Annuity | LVIPSSGAInternationalIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	2.97%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Lincoln Level Advantage B-Class Indexed Variable Annuity | LVIPSSGASP500IndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	13.96%
Average Annual Total Returns, 10 Years [Percent]	12.56%
Lincoln Level Advantage B-Class Indexed Variable Annuity | LVIPSSGASmallCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Lincoln Level Advantage B-Class Indexed Variable Annuity | AccountValueDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.11%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.11%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.10%
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit (for contracts purchased on and after August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000. Once you have elected the Account Value Death Benefit, the Death Benefit cannot be changed. Account Value Death Benefit (for contracts purchased prior to August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. The Account Value Death Benefit was not available for election at the time your contract was issued and will become effective only in the event all Contractowners and Annuitants are changed. Once you have the Account Value Death Benefit, the Death Benefit cannot be changed.
Lincoln Level Advantage B-Class Indexed Variable Annuity | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available for the portion of Contract Value held in the Indexed Accounts.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. Portfolio rebalancing is not available for the portion of Contract Value held in the Indexed Accounts. We reserve the right to discontinue any or all of these administrative services at any time.
Lincoln Level Advantage B-Class Indexed Variable Annuity | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available when i4LIFE® Indexed Advantage is in effect.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. Withdrawals from Indexed Accounts will be at Interim Value. See Charges and Adjustments — Surrender Charge and Indexed Accounts – Interim Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is not available when i4LIFE® Indexed Advantage is in effect.
Lincoln Level Advantage B-Class Indexed Variable Annuity | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.30%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,511
Surrender Expense, 3 Years, Maximum [Dollars]	13,725
Surrender Expense, 5 Years, Maximum [Dollars]	17,205
Surrender Expense, 10 Years, Maximum [Dollars]	28,159
Annuitized Expense, 1 Year, Maximum [Dollars]	2,511
Annuitized Expense, 3 Years, Maximum [Dollars]	7,725
Annuitized Expense, 5 Years, Maximum [Dollars]	13,205
Annuitized Expense, 10 Years, Maximum [Dollars]	28,159
No Surrender Expense, 1 Year, Maximum [Dollars]	2,511
No Surrender Expense, 3 Years, Maximum [Dollars]	7,725
No Surrender Expense, 5 Years, Maximum [Dollars]	13,205
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,159
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by all withdrawals in the same proportion that withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Lincoln Level Advantage B-Class Indexed Variable Annuity | i4LIFEIndexedAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,910
Surrender Expense, 3 Years, Maximum [Dollars]	14,918
Surrender Expense, 5 Years, Maximum [Dollars]	19,182
Surrender Expense, 10 Years, Maximum [Dollars]	32,044
Annuitized Expense, 1 Year, Maximum [Dollars]	2,910
Annuitized Expense, 3 Years, Maximum [Dollars]	8,918
Annuitized Expense, 5 Years, Maximum [Dollars]	15,182
Annuitized Expense, 10 Years, Maximum [Dollars]	32,044
No Surrender Expense, 1 Year, Maximum [Dollars]	2,910
No Surrender Expense, 3 Years, Maximum [Dollars]	8,918
No Surrender Expense, 5 Years, Maximum [Dollars]	15,182
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,044
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic income payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Lincoln Level Advantage B-Class Indexed Variable Annuity | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Indexed Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Indexed Advantage – i4LIFE® Indexed Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay the Account Value Death Benefit to the designated Beneficiary(s) unless the Guarantee of Principal Death Benefit is in effect. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in the variable Subaccounts according to the allocations on the Contract. If no variable Subaccounts are selected, the proceeds will be placed in the LVIP PIMCO Low Duration Bond Fund Subaccount. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Lincoln Level Advantage B-Class Indexed Variable Annuity | i4LIFEAdvantageMember
Prospectus:
Operation of Benefit [Text Block]	i4LIFE® Indexed Advantage i4LIFE® Indexed Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information on how the charge is calculated. i4LIFE® Indexed Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Indexed Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Indexed Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. When you elect i4LIFE® Indexed Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Indexed Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Indexed Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Indexed Advantage election. Only Indexed Accounts with 1-Year Indexed Terms are available. If you elect i4LIFE® Indexed Advantage while you are currently allocated to an Indexed Account with an Indexed Term greater than one year, the funds allocated to the Indexed Account(s) will be transferred to the LVIP PIMCO Low Duration Bond Fund at Interim Value unless you provide instructions otherwise. Additionally, once i4LIFE® Indexed Advantage is in effect, any automatic withdrawal service will terminate. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted at any time for a nonqualified annuity contract. Availability. i4LIFE® Indexed Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of contract application or on any subsequent Indexed Anniversary Date by sending a written request to our Home Office. i4LIFE® Indexed Advantage is not available if another Annuity Payout option is in effect. i4LIFE® Indexed Advantage is the only Annuity Payout option available for the Indexed Accounts. If you have not established an Indexed Anniversary Date, your i4LIFE® Indexed Advantage Rider Date can be any Valuation Date. i4LIFE® Indexed Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). i4LIFE® Indexed Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Indexed Advantage must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Indexed Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions. Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Indexed Advantage. The current Access Period requirements are outlined in the following chart:
Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 90, based on the youngest covered life if joint life is elected	The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts.
You may also choose any period of time between the minimum Access Period and maximum Access Period. Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Periodic Income Payments for your life. Currently, changes to the Access Period can only be made on Rider Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Indexed Advantage contracts in order to keep the Periodic Income Payments in compliance with federal tax law for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the i4LIFE® Indexed Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Indexed Account(s), variable subaccount(s), and Periodic Income Payment Account, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) and the Account Value will be reduced to zero. Periodic Income Payments during the Access Period. i4LIFE® Indexed Advantage provides for Periodic Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. Periodic Income Payments must begin within one year of the date you elect i4LIFE® Indexed Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE® Indexed Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly. Periodic Income Payments are not subject to any applicable surrender charges. For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters. The initial, annual Periodic Income Payment amount is calculated as of the date the rider is elected (Rider Date). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. This amount is then transferred to the Periodic Income Payment Account to be paid out based on the payment frequency you selected. The annuity factor is based upon: ●the age and sex of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the 3% Assumed Interest Rate (AIR); and ●the Individual Annuity Mortality table. The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $445.60 per month ($5,347.20 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $385.56 per month ($4,626.72 annually). The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%. For IRA i4LIFE® Indexed Advantage contracts, if at any time A is greater than the sum of B and C and no additional withdrawals were made, we will distribute an additional payment, calculated and withdrawn on the Rider Date anniversary, equal to A – (B + C) where, A = the RMD amount for the calendar year for this Contract, as determined by us in accordance with the Internal Revenue Code, B = the sum of Periodic Income Payment paid in the calendar year immediately prior to the Rider Year anniversary, and C = the sum of the Periodic Income Payment to be paid from the Rider Year anniversary to the end of the calendar year. This additional payment will be deducted and distributed within 7 days following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations. Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated on the next Rider Date anniversary using the reduced Account Value. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Indexed Advantage will terminate. Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account and Subaccount on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The result for each variable Subaccount is converted to Annuity Units. Subsequent Periodic Income Payments are calculated on the Rider Date anniversary and are equal to the sum of each Periodic Income Payment as calculated for each individual allocation. Subsequent Periodic Income Payments for the variable Subaccounts are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts and Subaccounts. Your Periodic Income Payments will vary based on the value of your Annuity Units and the performance of your Indexed Segment(s). Your payment(s) will not be affected by market performance during that year. The Contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis or a combination of both as you specify. The Indexed Accounts are not available as Annuity Payout options. Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Account Value performance. Periodic Income Payment Account. The Periodic Income Payment Account is designated to hold an amount equal to the annual Periodic Income Payments during the Access Period only. On the Rider Date and each Rider Date anniversary thereafter, we will transfer Account Value equal to the annual amount of the Periodic Income Payment valued as of that date to the Periodic Income Payment Account. Amounts transferred to the Periodic Income Payment Account will no longer participate in the variable Subaccounts or Indexed Segment(s). The Periodic Income Payment Account is a non-interest bearing account. The Account Value will be transferred proportionately from the variable Subaccounts, and the Indexed Segment(s) in which you are allocated. Transfers of Account Value to the Periodic Income Payment Account may reduce the value in the Subaccounts to zero. Periodic Income Payments will first be deducted from the Periodic Income Payment Account. Only after the Periodic Income Payment Account has been exhausted will any amounts be deducted proportionally from the Variable Subaccounts and lastly proportionally from the Indexed Segment(s). The Periodic Income Payment Account is not available for allocations or transfers; unless there are any remaining amounts in the Periodic Income Payment Account on the Rider Anniversary after the Periodic Income Payment has been made for the prior Rider Year.i4LIFE® Indexed Advantage Death Benefit The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Indexed Advantage Rider Date and during the Access Period only and will be adjusted as follows: Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction. If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim. If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of the Periodic Income Payments and other withdrawals where: ●Periodic Income Payments and any additional Required Minimum Distribution payments reduce the Death Benefit by the dollar amount of the payment; and ●All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Indexed Advantage. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
Guarantee of Principal Death Benefit	$200,000
i4LIFE® Indexed Advantage Periodic Income Payment	$25,000
Additional withdrawal	$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal	$150,000
Death Benefit value after i4LIFE® Indexed Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500 The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid. General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Indexed Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Indexed Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.Transfers. During the Access Period and subject to the provisions of Transfers On Or Before The Annuity Commencement Date, the following transfers are permitted at any time: (a) transfers between the variable Subaccounts or (b) transfers from the Indexed Accounts to the variable Subaccounts. Transfers between the Indexed Accounts and from the variable Subaccounts to the Indexed Accounts are only permitted on a Rider Date anniversary. After the Access Period and subject to the provisions of Transfers After the Annuity Commencement Date, transfers between the variable Subaccounts are permitted at any time. The following transfers are only permitted on the Rider Date anniversary: (a) transfers from the variable Subaccounts to the Indexed Accounts; (b) transfers between the Indexed Accounts; and (c) transfers from the variable Subaccounts and/or Indexed Accounts to a fixed level payment. Transfers from the Indexed Account(s) to the Subaccounts or from the fixed level payment to Indexed Account(s) or Subaccounts are not permitted. Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments. Withdrawals cannot be taken from the Periodic Income Payment Account. Withdrawals will be taken proportionately from the Subaccounts first and then proportionately from the Indexed Accounts. Any withdrawal that reduces the Subaccounts and Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value. Any remaining Account Value in the Periodic Income Payment Account will be paid out in a lump sum with the withdrawal, and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Termination. For IRA contracts, you may terminate i4LIFE® Indexed Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Rider Date anniversary after we receive the notice. Upon termination, the i4LIFE® Indexed Advantage charge will end. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Indexed Advantage. For nonqualified contracts, you may not terminate i4LIFE® Indexed Advantage once you have elected it without terminating the entire Contract.
Lincoln Level Advantage B-Class Indexed Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.